UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number        811-21749

CRM Mutual Fund Trust

(Exact name of registrant as specified in charter)

c/o Cramer Rosenthal McGlynn, LLC.

300 First Stamford Place, Suite 440

Stamford, CT 06902

(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road Suite 400

Wilmington, DE 19808

(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-326-5300

Date of fiscal year end:  October 31

Date of reporting period:  April 30, 2026

Item 1. Reports to Stockholders.

(a)
CRM All Cap Value Fund

Institutional Class (CRIEX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about CRM All Cap Value Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$65	1.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$19,629,680
Number of Portfolio Holdings	49
Advisory Fee (net of waivers)	$59,949
Portfolio Turnover	42%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	4.5%
Common Stocks	92.6%
Money Market Funds	2.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
23.6%
Industrials
17.9%
Financials
17.2%
Materials
10.9%
Consumer Discretionary
10.3%
Money Market Funds
7.6%
Health Care
7.4%
Real Estate
5.0%
Energy
2.8%
Utilities
1.5%
Liabilities in Excess of Other Assets
-4.2%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-4.2%
Utilities	1.5%
Energy	2.8%
Real Estate	5.0%
Health Care	7.4%
Money Market Funds	7.6%
Consumer Discretionary	10.3%
Materials	10.9%
Financials	17.2%
Industrials	17.9%
Technology	23.6%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Invesco Government & Agency Portfolio, Institutional Shares	4.6%
Regal Rexnord Corporation	4.1%
Microchip Technology, Inc.	3.4%
Champion Homes, Inc.	3.4%
Broadcom, Inc.	3.4%
Qnity Electronics, Inc.	3.2%
Global Payments, Inc.	3.1%
Woodward, Inc.	2.9%
WillScot Holdings Corporation	2.7%
Concentra Group Holdings Parent, Inc.	2.7%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

CRM All Cap Value Fund

Institutional Class (CRIEX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (http://www.crmfunds.com/funds-overview/shareholder-resources/documents/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-CRIEX

Distributed by ALPS Distributors, Inc.

CRM All Cap Value Fund

Investor Class (CRMEX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about CRM All Cap Value Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$78	1.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$19,629,680
Number of Portfolio Holdings	49
Advisory Fee (net of waivers)	$59,949
Portfolio Turnover	42%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	4.5%
Common Stocks	92.6%
Money Market Funds	2.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-4.2%
Utilities	1.5%
Energy	2.8%
Real Estate	5.0%
Health Care	7.4%
Money Market Funds	7.6%
Consumer Discretionary	10.3%
Materials	10.9%
Financials	17.2%
Industrials	17.9%
Technology	23.6%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Invesco Government & Agency Portfolio, Institutional Shares	4.6%
Regal Rexnord Corporation	4.1%
Microchip Technology, Inc.	3.4%
Champion Homes, Inc.	3.4%
Broadcom, Inc.	3.4%
Qnity Electronics, Inc.	3.2%
Global Payments, Inc.	3.1%
Woodward, Inc.	2.9%
WillScot Holdings Corporation	2.7%
Concentra Group Holdings Parent, Inc.	2.7%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

CRM All Cap Value Fund

Investor Class (CRMEX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (http://www.crmfunds.com/funds-overview/shareholder-resources/documents/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-CRMEX

Distributed by ALPS Distributors, Inc.

CRM Long/Short Opportunities Fund

Institutional Class (CRIHX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about CRM Long/Short Opportunities Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$98	1.91%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$455,821,940
Number of Portfolio Holdings	91
Advisory Fee (net of waivers)	$2,689,887
Portfolio Turnover	134%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	92.8%
Money Market Funds	7.1%
Purchased Options	0.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.8%
Put Options Purchased	0.1%
Communications	0.9%
Consumer Staples	1.0%
Real Estate	2.3%
Health Care	2.9%
Energy	4.3%
Utilities	5.5%
Money Market	7.1%
Financials	10.4%
Consumer Discretionary	20.2%
Technology	20.6%
Industrials	23.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Semtech Corporation	4.8%
BankUnited, Inc.	4.6%
Regal Rexnord Corporation	4.3%
Hub Group, Inc., Class A	4.0%
Champion Homes, Inc.	3.9%
Canadian Pacific Kansas City Ltd.	3.6%
Federated Hermes Treasury Obligations Fund, Institutional Shares	3.5%
Blackrock Liquidity Funds T-Fund, Institutional Shares	3.5%
WillScot Holdings Corporation	3.4%
Knowles Corporation	3.3%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

CRM Long/Short Opportunities Fund

Institutional Class (CRIHX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (http://www.crmfunds.com/funds-overview/shareholder-resources/documents/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-CRIHX

Distributed by ALPS Distributors, Inc.

CRM Mid Cap Value Fund

Institutional Class (CRIMX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about CRM Mid Cap Value Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$54	1.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$264,409,524
Number of Portfolio Holdings	51
Advisory Fee	$978,652
Portfolio Turnover	29%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	2.4%
Common Stocks	95.4%
Money Market Funds	2.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-2.2%
Energy	1.1%
Money Market Funds	4.6%
Utilities	5.2%
Health Care	5.8%
Real Estate	7.8%
Consumer Discretionary	8.7%
Financials	11.4%
Materials	14.3%
Technology	18.8%
Industrials	24.5%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Regal Rexnord Corporation	3.8%
Teledyne Technologies, Inc.	3.4%
Champion Homes, Inc.	3.3%
Microchip Technology, Inc.	3.3%
Atmos Energy Corporation	3.1%
Woodward, Inc.	3.1%
AMETEK, Inc.	2.9%
Vontier Corporation	2.9%
BankUnited, Inc.	2.7%
Ashland, Inc.	2.7%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

CRM Mid Cap Value Fund

Institutional Class (CRIMX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (http://www.crmfunds.com/funds-overview/shareholder-resources/documents/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-CRIMX

Distributed by ALPS Distributors, Inc.

CRM Mid Cap Value Fund

Investor Class (CRMMX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about CRM Mid Cap Value Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$63	1.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$264,409,524
Number of Portfolio Holdings	51
Advisory Fee	$978,652
Portfolio Turnover	29%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	2.4%
Common Stocks	95.4%
Money Market Funds	2.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-2.2%
Energy	1.1%
Money Market Funds	4.6%
Utilities	5.2%
Health Care	5.8%
Real Estate	7.8%
Consumer Discretionary	8.7%
Financials	11.4%
Materials	14.3%
Technology	18.8%
Industrials	24.5%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Regal Rexnord Corporation	3.8%
Teledyne Technologies, Inc.	3.4%
Champion Homes, Inc.	3.3%
Microchip Technology, Inc.	3.3%
Atmos Energy Corporation	3.1%
Woodward, Inc.	3.1%
AMETEK, Inc.	2.9%
Vontier Corporation	2.9%
BankUnited, Inc.	2.7%
Ashland, Inc.	2.7%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

CRM Mid Cap Value Fund

Investor Class (CRMMX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (http://www.crmfunds.com/funds-overview/shareholder-resources/documents/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-CRMMX

Distributed by ALPS Distributors, Inc.

CRM Small Cap Value Fund

Institutional Class (CRISX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about CRM Small Cap Value Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$54	1.02%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$70,847,339
Number of Portfolio Holdings	46
Advisory Fee	$252,470
Portfolio Turnover	51%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	3.9%
Common Stocks	92.0%
Money Market Funds	4.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-4.0%
Consumer Staples	1.5%
Utilities	3.5%
Energy	4.0%
Materials	5.4%
Health Care	6.7%
Real Estate	7.7%
Money Market Funds	8.2%
Industrials	11.4%
Technology	12.4%
Consumer Discretionary	17.3%
Financials	25.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Invesco Government & Agency Portfolio, Institutional Shares	4.1%
Capitol Federal Financial, Inc.	4.0%
BankUnited, Inc.	3.8%
Champion Homes, Inc.	3.5%
Knowles Corporation	3.4%
Xenia Hotels & Resorts, Inc.	3.2%
LendingClub Corporation	3.2%
Moelis & Company, Class A	3.0%
BJ's Restaurants, Inc.	2.9%
Steven Madden Ltd.	2.9%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

CRM Small Cap Value Fund

Institutional Class (CRISX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (http://www.crmfunds.com/funds-overview/shareholder-resources/documents/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-CRISX

Distributed by ALPS Distributors, Inc.

CRM Small Cap Value Fund

Investor Class (CRMSX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about CRM Small Cap Value Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$66	1.23%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$70,847,339
Number of Portfolio Holdings	46
Advisory Fee	$252,470
Portfolio Turnover	51%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	3.9%
Common Stocks	92.0%
Money Market Funds	4.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-4.0%
Consumer Staples	1.5%
Utilities	3.5%
Energy	4.0%
Materials	5.4%
Health Care	6.7%
Real Estate	7.7%
Money Market Funds	8.2%
Industrials	11.4%
Technology	12.4%
Consumer Discretionary	17.3%
Financials	25.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Invesco Government & Agency Portfolio, Institutional Shares	4.1%
Capitol Federal Financial, Inc.	4.0%
BankUnited, Inc.	3.8%
Champion Homes, Inc.	3.5%
Knowles Corporation	3.4%
Xenia Hotels & Resorts, Inc.	3.2%
LendingClub Corporation	3.2%
Moelis & Company, Class A	3.0%
BJ's Restaurants, Inc.	2.9%
Steven Madden Ltd.	2.9%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

CRM Small Cap Value Fund

Investor Class (CRMSX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (http://www.crmfunds.com/funds-overview/shareholder-resources/documents/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-CRMSX

Distributed by ALPS Distributors, Inc.

CRM Small/Mid Cap Value Fund

Institutional Class (CRIAX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about CRM Small/Mid Cap Value Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$55	1.02%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$156,378,298
Number of Portfolio Holdings	45
Advisory Fee	$522,783
Portfolio Turnover	61%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	2.4%
Common Stocks	95.1%
Money Market Funds	2.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.1%
Utilities	3.7%
Energy	3.7%
Real Estate	4.0%
Money Market Funds	5.0%
Health Care	6.4%
Materials	12.5%
Financials	14.1%
Consumer Discretionary	16.0%
Industrials	17.2%
Technology	17.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Regal Rexnord Corporation	4.2%
BankUnited, Inc.	4.1%
Hub Group, Inc., Class A	4.1%
Semtech Corporation	3.8%
MKS, Inc.	3.6%
Champion Homes, Inc.	3.5%
Knowles Corporation	3.3%
Teledyne Technologies, Inc.	3.0%
First Interstate BancSystem, Inc., Class A	2.9%
HB Fuller Company	2.9%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

CRM Small/Mid Cap Value Fund

Institutional Class (CRIAX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (http://www.crmfunds.com/funds-overview/shareholder-resources/documents/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-CRIAX

Distributed by ALPS Distributors, Inc.

CRM Small/Mid Cap Value Fund

Investor Class (CRMAX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about CRM Small/Mid Cap Value Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$64	1.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$156,378,298
Number of Portfolio Holdings	45
Advisory Fee	$522,783
Portfolio Turnover	61%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	2.4%
Common Stocks	95.1%
Money Market Funds	2.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.1%
Utilities	3.7%
Energy	3.7%
Real Estate	4.0%
Money Market Funds	5.0%
Health Care	6.4%
Materials	12.5%
Financials	14.1%
Consumer Discretionary	16.0%
Industrials	17.2%
Technology	17.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Regal Rexnord Corporation	4.2%
BankUnited, Inc.	4.1%
Hub Group, Inc., Class A	4.1%
Semtech Corporation	3.8%
MKS, Inc.	3.6%
Champion Homes, Inc.	3.5%
Knowles Corporation	3.3%
Teledyne Technologies, Inc.	3.0%
First Interstate BancSystem, Inc., Class A	2.9%
HB Fuller Company	2.9%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

CRM Small/Mid Cap Value Fund

Investor Class (CRMAX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (http://www.crmfunds.com/funds-overview/shareholder-resources/documents/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-CRMAX

Distributed by ALPS Distributors, Inc.

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Companies.

Not applicable to open-end investment companies.

Item 6. Investments.

Schedule of investments in securities of unaffiliated issuers is included under Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

April 30, 2026 CRM Small Cap Value Fund CRM Small/Mid Cap Value Fund CRM Mid Cap Value Fund CRM All Cap Value Fund CRM Long/Short Opportunities Fund

FINANCIAL STATEMENTS

CRM FUNDS CRM SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS April 30, 2026 (Unaudited)

Shares		Value
COMMON STOCK — 95.8%
Consumer Discretionary — 17.3%
Apparel & Textile Products — 2.9%
54,213	Steven Madden Ltd.	$2,036,240
Automotive — 1.7%
214,051	Dauch Corporation[1]	1,222,231
Home Construction — 5.5%
32,786	Champion Homes, Inc.[1]	2,499,277
10,815	M/I Homes, Inc.[1]	1,422,065
		3,921,342
Leisure Facilities & Services — 3.0%
54,333	BJ’s Restaurants, Inc.[1]	2,086,387
Retail — Discretionary — 4.2%
27,941	Advance Auto Parts, Inc.	1,662,769
25,511	Victoria’s Secret & Company[1]	1,322,235
		2,985,004
Total Consumer Discretionary		12,251,204
Consumer Staples — 1.5%
Household Products — 1.5%
54,545	Quanex Building Products Corporation	1,087,627
Energy — 4.0%
Oil & Gas Producers — 2.4%
14,095	Matador Resources Company	894,187
19,376	Range Resources Corporation	842,856
		1,737,043
Oil & Gas Services & Equipment — 1.6%
116,339	TETRA Technologies, Inc.[1]	1,107,547
Total Energy		2,844,590

Shares		Value
Financials — 25.9%
Banking — 17.1%
20,170	Bank of Hawaii Corporation	$1,603,717
58,487	BankUnited, Inc.	2,718,475
367,988	Capitol Federal Financial, Inc.	2,826,147
50,185	Central Pacific Financial Corporation	1,670,157
38,805	First Interstate BancSystem, Inc., Class A	1,377,189
125,944	TFS Financial Corporation[2]	1,894,198
		12,089,883
Institutional Financial Services — 3.0%
32,471	Moelis & Company, Class A	2,114,512
Specialty Finance — 5.8%
130,760	LendingClub Corporation[1]	2,232,073
27,332	Stewart Information Services Corporation	1,912,967
		4,145,040
Total Financials		18,349,435
Health Care — 6.7%
Health Care Facilities & Services — 2.5%
78,757	Concentra Group Holdings Parent, Inc.	1,769,670
Medical Equipment & Devices — 4.2%
60,282	BioLife Solutions, Inc.[1]	1,270,745
41,115	Omnicell, Inc.[1]	1,702,983
		2,973,728
Total Health Care		4,743,398
Industrials — 11.4%
Electrical Equipment — 1.3%
7,913	Belden, Inc.	890,054

See accompanying notes to financial statements.	CRM Funds
1

CRM FUNDS CRM SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS (Continued) April 30, 2026 (Unaudited)

Shares		Value
Industrials — (continued)
Industrial Support Services — 4.8%
5,314	Applied Industrial Technologies, Inc.	$1,624,756
78,999	WillScot Holdings Corporation[2]	1,788,537
		3,413,293
Machinery — 2.6%
72,346	Gates Industrial Corporation PLC[1,3]	1,852,781
Transportation & Logistics — 2.7%
34,561	Hub Group, Inc., Class A	1,514,808
26,071	Marten Transport Ltd.	393,151
		1,907,959
Total Industrials		8,064,087
Materials — 5.4%
Chemicals — 4.2%
28,512	H.B. Fuller Company	1,725,546
9,179	Quaker Chemical Corporation[2]	1,247,334
		2,972,880
Containers & Packaging — 1.2%
60,635	Clearwater Paper Corporation[1]	831,306
Total Materials		3,804,186
Real Estate — 7.7%
REIT — 7.7%
108,329	Independence Realty Trust, Inc.	1,766,846
21,992	Terreno Realty Corporation	1,433,878
138,812	Xenia Hotels & Resorts, Inc.	2,258,472
Total Real Estate		5,459,196
Technology — 12.4%
Semiconductors — 4.4%
31,128	Cohu, Inc.[1]	1,473,911

Shares		Value
Technology — (continued)
Semiconductors — 4.4% (continued)
21,117	Ultra Clean Holdings, Inc.[1]	$1,650,293
		3,124,204
Software — 1.3%
170,632	ACV Auctions, Inc., Class A1	885,580
Technology Hardware — 6.7%
41,437	ADTRAN Holdings, Inc.[1]	733,021
76,430	Knowles Corporation[1]	2,383,852
31,423	Viavi Solutions, Inc.[1]	1,646,565
		4,763,438
Total Technology		8,773,222
Utilities — 3.5%
Gas & Water Utilities — 3.5%
9,838	Chesapeake Utilities Corporation	1,240,769
24,052	Middlesex Water Company	1,223,766
Total Utilities		2,464,535
TOTAL COMMON STOCK (Cost $55,601,257)		67,841,480
SHORT-TERM INVESTMENTS — 4.2%
1,496,702	Blackrock Liquidity Funds T-Fund, Institutional Shares, 3.54%[4]	1,496,702
1,496,701	Federated Hermes Treasury Obligations Fund, Institutional Shares, 3.52%[4]	1,496,701
TOTAL SHORT-TERM INVESTMENTS (Cost $2,993,403)		2,993,403
TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES – 100.0% (Cost $58,594,660)		70,834,883

See accompanying notes to financial statements.	CRM Funds
2

CRM FUNDS CRM SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS (Concluded) April 30, 2026 (Unaudited)

Shares		Value
SHORT TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES — 4.0%
2,873,917	Invesco Government & Agency Portfolio, 3.53%[4]	$2,873,917
TOTAL SHORT TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES (Cost $2,873,917)		2,873,917
TOTAL INVESTMENTS — 104.0% (Cost $61,468,577)		$73,708,800	[5]
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.0)%		(2,861,461)
NET ASSETS — 100.0%		$70,847,339

Assets	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Investments in Securities (Value)
Common Stocks	$67,841,480	$—	$—	$67,841,480
Short-Term Investments	2,993,403	—	—	2,993,403
Short-Term Investments Held As Collateral For Loaned Securities	2,873,917	—	—	2,873,917
Total	$73,708,800	$—	$—	$73,708,800

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	PLC – Public Limited Company
[4]	Rate disclosed is the seven day effective yield as of April 30, 2026.
[5]

At April 30, 2026, the market value of securities on loan for CRM Small Cap Value Fund was $2,858,145. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

See accompanying notes to financial statements.	CRM Funds
3

CRM FUNDS CRM SMALL/MID CAP VALUE FUND SCHEDULE OF INVESTMENTS April 30, 2026 (Unaudited)

Shares		Value
COMMON STOCK — 94.9%
Consumer Discretionary — 16.0%
Apparel & Textile Products — 2.5%
103,976	Steven Madden Ltd.	$3,905,339
Automotive — 1.3%
351,754	Dauch Corporation[1]	2,008,515
Home Construction — 3.5%
72,684	Champion Homes, Inc.[1]	5,540,701
Leisure Facilities & Services — 4.7%
91,568	BJ’s Restaurants, Inc.[1]	3,516,211
29,954	Vail Resorts, Inc. [2]	3,809,550
		7,325,761
Retail — Discretionary — 4.0%
45,148	Advance Auto Parts, Inc.	2,686,757
68,719	Victoria’s Secret & Company[1]	3,561,706
		6,248,463
Total Consumer Discretionary		25,028,779
Energy — 3.7%
Oil & Gas Producers — 2.1%
27,642	Matador Resources Company	1,753,609
35,100	Range Resources Corporation	1,526,850
		3,280,459
Oil & Gas Services & Equipment — 1.6%
270,245	TETRA Technologies, Inc.[1]	2,572,732
Total Energy		5,853,191
Financials — 14.1%
Banking — 9.9%
138,463	BankUnited, Inc.	6,435,761
129,856	First Interstate BancSystem, Inc., Class A	4,608,589

Shares		Value
Financials — (continued)
Banking — 9.9% (continued)
294,959	TFS Financial Corporation	$4,436,183
		15,480,533
Specialty Finance — 4.2%
28,272	First American Financial Corporation	1,982,715
265,629	LendingClub Corporation[1]	4,534,287
		6,517,002
Total Financials		21,997,535
Health Care — 6.4%
Medical Equipment & Devices — 6.4%
128,439	BioLife Solutions, Inc.[1]	2,707,494
55,778	Bio-Techne Corporation	3,085,639
34,291	Cooper Companies, Inc. (The)[1]	2,156,904
51,488	Omnicell, Inc.[1]	2,132,633
Total Health Care		10,082,670
Industrials — 17.2%
Electrical Equipment — 0.8%
11,447	Belden, Inc.	1,287,559
Industrial Intermediate Products — 2.3%
31,898	Timken Company (The)	3,537,169
Industrial Support Services — 2.0%
141,006	WillScot Holdings Corporation[2]	3,192,376
Machinery — 6.5%
140,307	Gates Industrial Corporation PLC[1,3]	3,593,262
30,223	Regal Rexnord Corporation	6,498,851
		10,092,113
Transportation & Logistics — 5.6%
144,636	Hub Group, Inc., Class A	6,339,396

See accompanying notes to financial statements.	CRM Funds
4

CRM FUNDS CRM SMALL/MID CAP VALUE FUND SCHEDULE OF INVESTMENTS (Continued) April 30, 2026 (Unaudited)

Shares		Value
Industrials — (continued)
Transportation & Logistics — 5.6% (continued)
5,413	Saia, Inc.[1]	$2,429,463
		8,768,859
Total Industrials		26,878,076
Materials — 12.5%
Chemicals — 10.1%
76,074	HB Fuller Company	4,603,998
32,662	Qnity Electronics, Inc.	4,594,237
14,531	Quaker Chemical Corporation	1,974,618
17,011	Sensient Technologies Corporation	1,933,130
32,617	Solstice Advanced Materials, Inc.	2,672,963
		15,778,946
Construction Materials — 2.4%
24,900	Advanced Drainage Systems, Inc.	3,716,325
Total Materials		19,495,271
Real Estate — 4.0%
REIT — 4.0%
30,374	Sun Communities, Inc.	3,883,012
146,193	Xenia Hotels & Resorts, Inc.	2,378,560
Total Real Estate		6,261,572
Technology — 17.3%
Semiconductors — 9.8%
19,811	MKS, Inc.	5,621,371
55,933	Semtech Corporation[1]	5,875,762
17,150	Tower Semiconductor Ltd.[1]	3,791,008
		15,288,141
Software — 1.3%
395,326	ACV Auctions, Inc., Class A1	2,051,742

Shares		Value
Technology — (continued)
Technology Hardware — 6.2%
163,385	Knowles Corporation[1]	$5,095,979
7,204	Teledyne Technologies, Inc.[1]	4,652,703
		9,748,682
Total Technology		27,088,565
Utilities — 3.7%
Electric Utilities — 2.7%
51,266	Evergy, Inc.	4,246,876
Gas & Water Utilities — 1.0%
7,931	Atmos Energy Corporation	1,506,731
Total Utilities		5,753,607
TOTAL COMMON STOCK (Cost $125,810,974)		148,439,266
SHORT-TERM INVESTMENTS — 2.5%
1,946,203	Blackrock Liquidity Funds T-Fund, Institutional Shares, 3.54%[4]	1,946,203
1,946,203	Federated Hermes Treasury Obligations Fund, Institutional Shares, 3.52%[4]	1,946,203
TOTAL SHORT TERM INVESTMENTS (Cost $3,892,406)		3,892,406
TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES – 97.4% (Cost $129,703,380)		152,331,672

See accompanying notes to financial statements.	CRM Funds
5

CRM FUNDS CRM SMALL/MID CAP VALUE FUND SCHEDULE OF INVESTMENTS (Concluded) April 30, 2026 (Unaudited)

Shares		Value
SHORT TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES — 2.5%
3,825,902	Invesco Government & Agency Portfolio, 3.53%[4]	$3,825,902
TOTAL SHORT TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES (Cost $3,825,902)		3,825,902
TOTAL INVESTMENTS — 99.9% (Cost $133,529,282)		$156,157,574	[5]
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		220,724
NET ASSETS — 100.0%		$156,378,298

Assets	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Investments in Securities (Value)
Common Stocks	$148,439,266	$—	$—	$148,439,266
Short-Term Investments	3,892,406	—	—	3,892,406
Short-Term Investments Held As Collateral For Loaned Securities	3,825,902	—	—	3,825,902
Total	$156,157,574	$—	$—	$156,157,574

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	PLC – Public Limited Company
[4]	Rate disclosed is the seven day effective yield as of April 30, 2026.
[5]

At April 30, 2026, the market value of securities on loan for CRM Small/Mid Cap Value Fund was $3,897,778. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

See accompanying notes to financial statements.	CRM Funds
6

CRM FUNDS CRM MID CAP VALUE FUND SCHEDULE OF INVESTMENTS April 30, 2026 (Unaudited)

Shares		Value
COMMON STOCK — 97.6%
Consumer Discretionary — 8.7%
Home Construction — 3.3%
115,352	Champion Homes, Inc.[1]	$8,793,283
Leisure Facilities & Services — 0.8%
16,825	Vail Resorts, Inc.[2]	2,139,804
Retail — Discretionary — 4.6%
14,001	Burlington Stores, Inc.[1]	4,480,460
127,416	Valvoline, Inc.[1,2]	4,234,034
64,186	Victoria’s Secret & Company[1]	3,326,760
		12,041,254
Total Consumer Discretionary		22,974,341
Energy — 1.1%
Oil & Gas Services & Equipment — 1.1%
49,365	SLB Ltd.	2,807,881
Financials — 11.4%
Banking — 5.3%
156,393	BankUnited, Inc.	7,269,147
128,283	Truist Financial Corporation	6,606,575
		13,875,722
Institutional Financial Services — 2.1%
17,460	Evercore, Inc., Class A	5,609,723
Specialty Finance — 4.0%
27,789	Capital One Financial Corporation	5,316,035
74,750	First American Financial Corporation	5,242,218
		10,558,253
Total Financials		30,043,698
Health Care — 5.8%
Health Care Facilities & Services — 2.2%
263,924	Concentra Group Holdings Parent, Inc.	5,930,372

Shares		Value
Health Care — (continued)
Medical Equipment & Devices — 3.6%
84,960	Bio-Techne Corporation	$4,699,987
75,094	Cooper Companies, Inc. (The)[1]	4,723,413
		9,423,400
Total Health Care		15,353,772
Industrials — 24.5%
Aerospace & Defense — 3.1%
22,488	Woodward, Inc.	8,162,919
Electrical Equipment — 6.9%
32,745	AMETEK, Inc.	7,711,448
78,732	Forgent Power Solutions, Inc.[1]	2,961,898
211,080	Vontier Corporation	7,573,551
		18,246,897
Industrial Support Services — 4.2%
17,044	Applied Industrial Technologies, Inc.	5,211,203
260,085	WillScot Holdings Corporation[2]	5,888,324
		11,099,527
Machinery — 7.0%
110,177	Gates Industrial Corporation PLC[1,3]	2,821,633
46,533	Regal Rexnord Corporation	10,005,991
48,553	Xylem, Inc.	5,737,022
		18,564,646
Transportation & Logistics — 3.3%
64,968	Canadian Pacific Kansas City Ltd.	5,649,617
68,180	Hub Group, Inc., Class A	2,988,330
		8,637,947
Total Industrials		64,711,936

See accompanying notes to financial statements.	CRM Funds
7

CRM FUNDS CRM MID CAP VALUE FUND SCHEDULE OF INVESTMENTS (Continued) April 30, 2026 (Unaudited)

Shares		Value
Materials — 14.3%
Chemicals — 8.2%
132,524	Ashland, Inc.	$7,058,228
33,791	Avery Dennison Corporation	5,539,358
45,986	Qnity Electronics, Inc.	6,468,391
22,767	Sensient Technologies Corporation	2,587,242
		21,653,219
Construction Materials — 4.6%
36,763	Advanced Drainage Systems, Inc.	5,486,878
34,355	CRH PLC[3]	4,068,319
12,973	Eagle Materials, Inc.	2,725,757
		12,280,954
Forestry, Paper & Wood Products — 1.5%
52,953	Louisiana-Pacific Corporation	3,822,677
Total Materials		37,756,850
Real Estate — 7.8%
REIT — 7.8%
52,060	Camden Property Trust	5,467,341
34,374	CBRE Group, Inc., Class A1	4,906,201
34,144	Sun Communities, Inc.	4,364,969
90,451	Terreno Realty Corporation	5,897,405
Total Real Estate		20,635,916
Technology — 18.8%
Semiconductors — 8.0%
92,721	Microchip Technology, Inc.	8,614,708
24,247	MKS, Inc.	6,880,086
53,819	Semtech Corporation[1]	5,653,686
		21,148,480

Shares		Value
Technology — (continued)
Software — 2.3%
643,390	ACV Auctions, Inc., Class A1	$3,339,194
433,348	ZoomInfo Technologies, Inc., Class A1	2,708,425
		6,047,619
Technology Hardware — 6.4%
10,070	Ciena Corporation[1]	5,312,731
91,062	Knowles Corporation[1]	2,840,224
13,716	Teledyne Technologies, Inc.[1]	8,858,478
		17,011,433
Technology Services — 2.1%
78,636	Global Payments, Inc.	5,658,647
Total Technology		49,866,179
Utilities — 5.2%
Electric Utilities — 2.0%
65,146	Evergy, Inc.	5,396,695
Gas & Water Utilities — 3.2%
43,764	Atmos Energy Corporation	8,314,284
Total Utilities		13,710,979
TOTAL COMMON STOCK (Cost $206,314,896)		257,861,552

See accompanying notes to financial statements.	CRM Funds
8

CRM FUNDS CRM MID CAP VALUE FUND SCHEDULE OF INVESTMENTS (Concluded) April 30, 2026 (Unaudited)

Shares		Value
SHORT-TERM INVESTMENTS — 2.2%
2,947,199	Blackrock Liquidity Funds T-Fund, Institutional Shares, 3.54%[4]	$2,947,199
2,947,198	Federated Hermes Treasury Obligations Fund, Institutional Shares, 3.52%[4]	2,947,198
TOTAL SHORT TERM INVESTMENTS (Cost $5,894,397)		5,894,397
TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES – 99.8% (Cost $212,209,293)		263,755,949

Shares		Value
SHORT TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES — 2.4%
6,385,806	Invesco Government & Agency Portfolio, 3.53%[4]	$6,385,806
TOTAL SHORT TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES (Cost $6,385,806)		6,385,806
TOTAL INVESTMENTS — 102.2% (Cost $218,595,099)		$270,141,755	[5]
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%		(5,732,231)
NET ASSETS — 100.0%		$264,409,524

Assets	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Investments in Securities (Value)
Common Stocks	$257,861,552	$—	$—	$257,861,552
Short-Term Investments	5,894,397	—	—	5,894,397
Short-Term Investments Held As Collateral For Loaned Securities	6,385,806	—	—	6,385,806
Total	$270,141,755	$—	$—	$270,141,755

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	PLC – Public Limited Company
[3]	Rate disclosed is the seven day effective yield as of April 30, 2026.
[4]

At April 30, 2026, the market value of securities on loan for CRM Mid Cap Value Fund was $6,455,757. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

See accompanying notes to financial statements.	CRM Funds
9

CRM FUNDS CRM ALL CAP VALUE FUND SCHEDULE OF INVESTMENTS April 30, 2026 (Unaudited)

Shares		Value
COMMON STOCK — 96.6%
Consumer Discretionary — 10.3%
Automotive — 2.4%
83,380	Dauch Corporation[1]	$476,100
Home Construction — 3.4%
8,655	Champion Homes, Inc.[1]	659,771
Retail — Discretionary — 4.5%
599	Burlington Stores, Inc.[1]	191,686
9,367	Valvoline, Inc.[1,2]	311,265
7,376	Victoria’s Secret & Company[1]	382,298
		885,249
Total Consumer Discretionary		2,021,120
Energy — 2.8%
Oil & Gas Services & Equipment — 2.8%
3,607	SLB Ltd.	205,166
36,161	TETRA Technologies, Inc.[1]	344,253
Total Energy		549,419
Financials — 17.2%
Asset Management — 2.3%
4,997	Charles Schwab Corporation (The)	457,925
Banking — 6.4%
9,573	BankUnited, Inc.	444,953
3,005	Citigroup, Inc.	384,580
8,102	Truist Financial Corporation	417,253
		1,246,786
Institutional Financial Services — 1.2%
3,681	Moelis & Company, Class A2	239,707
Specialty Finance — 7.3%
2,400	Capital One Financial Corporation	459,120

Shares		Value
Financials — (continued)
Specialty Finance — 7.3% (continued)
6,669	First American Financial Corporation	$467,697
30,087	LendingClub Corporation[1]	513,585
		1,440,402
Total Financials		3,384,820
Health Care — 7.4%
Health Care Facilities & Services — 2.7%
23,225	Concentra Group Holdings Parent, Inc.	521,866
Medical Equipment & Devices — 4.7%
5,517	Cooper Companies, Inc. (The)[1]	347,019
1,939	Danaher Corporation	346,984
5,695	Omnicell, Inc.[1]	235,887
		929,890
Total Health Care		1,451,756
Industrials — 17.9%
Aerospace & Defense — 2.9%
1,555	Woodward, Inc.	564,449
Electrical Equipment — 2.1%
11,620	Vontier Corporation	416,926
Industrial Support Services — 2.7%
23,502	WillScot Holdings Corporation[2]	532,085
Machinery — 7.2%
7,616	Gates Industrial Corporation PLC[1,3]	195,046
3,763	Regal Rexnord Corporation	809,158
3,447	Xylem, Inc.	407,298
		1,411,502
Transportation & Logistics — 3.0%
11,011	Hub Group, Inc., Class A	482,612

See accompanying notes to financial statements.	CRM Funds
10

CRM FUNDS CRM ALL CAP VALUE FUND SCHEDULE OF INVESTMENTS (Continued) April 30, 2026 (Unaudited)

Shares		Value
Industrials — (continued)
Transportation & Logistics — 3.0% (continued)
7,175	Marten Transport Ltd.	$108,199
		590,811
Total Industrials		3,515,773
Materials — 10.9%
Chemicals — 5.7%
9,293	Ashland, Inc.	494,945
4,417	Qnity Electronics, Inc.	621,295
		1,116,240
Construction Materials — 3.8%
2,965	Advanced Drainage Systems, Inc.	442,526
2,637	CRH PLC[3]	312,274
		754,800
Forestry, Paper & Wood Products — 1.4%
3,822	Louisiana-Pacific Corporation	275,910
Total Materials		2,146,950
Real Estate — 5.0%
REIT — 5.0%
2,548	CBRE Group, Inc., Class A1	363,676
2,464	Sun Communities, Inc.	314,998
4,552	Terreno Realty Corporation	296,790
Total Real Estate		975,464
Technology — 23.6%
Semiconductors — 13.2%
1,578	Broadcom, Inc.	658,704
4,066	Intel Corporation[1]	384,156
7,161	Microchip Technology, Inc.	665,328
1,738	MKS, Inc.	493,158
1,720	Tower Semiconductor Ltd.[1]	380,206
		2,581,552

Shares		Value
Technology — (continued)
Software — 3.0%
60,154	ACV Auctions, Inc., Class A1	$312,199
45,322	ZoomInfo Technologies, Inc., Class A1	283,263
		595,462
Technology Hardware — 4.3%
746	Ciena Corporation[1]	393,575
8,546	Viavi Solutions, Inc.[1]	447,810
		841,385
Technology Services — 3.1%
8,430	Global Payments, Inc.	606,623
Total Technology		4,625,022
Utilities — 1.5%
Electric Utilities — 1.5%
3,452	Evergy, Inc.	285,964
TOTAL COMMON STOCK (Cost $15,375,816)		18,956,288
SHORT-TERM INVESTMENTS — 3.0%
294,678	Blackrock Liquidity Funds T-Fund, Institutional Shares, 3.54%[4]	294,678
294,678	Federated Hermes Treasury Obligations Fund, Institutional Shares, 3.52%[4]	294,678
TOTAL SHORT TERM INVESTMENTS (Cost $589,356)		589,356
TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES – 99.6% (Cost $15,965,172)		19,545,644

See accompanying notes to financial statements.	CRM Funds
11

CRM FUNDS CRM ALL CAP VALUE FUND SCHEDULE OF INVESTMENTS (Concluded) April 30, 2026 (Unaudited)

Shares		Value
SHORT TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES — 4.6%
915,090	Invesco Government & Agency Portfolio, 3.53%[4]	$915,090
TOTAL SHORT TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES (Cost $915,090)		915,090
TOTAL INVESTMENTS — 104.2% (Cost $16,880,262)		$20,460,734	[5]
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.2)%		(831,054)
NET ASSETS — 100.0%		$19,629,680

Assets	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Investments in Securities (Value)
Common Stocks	$18,956,288	$—	$—	$18,956,288
Short-Term Investments	589,356	—	—	589,356
Short-Term Investments Held As Collateral For Loaned Securities	915,090	—	—	915,090
Total	$20,460,734	$—	$—	$20,460,734

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	PLC – Public Limited Company
[4]	Rate disclosed is the seven day effective yield as of April 30, 2026.
[5]

At April 30, 2026, the market value of securities on loan for CRM All Cap Value Fund was $911,141. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

See accompanying notes to financial statements.	CRM Funds
12

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS April 30, 2026 (Unaudited)

Shares		Value
COMMON STOCK — 92.0%
Communications — 0.9%
Internet Media & Services — 0.9%
6,513	Meta Platforms, Inc., Class A	$3,985,370
Consumer Discretionary — 20.2%
Apparel & Textile Products — 3.1%
376,394	Steven Madden Ltd.	14,137,359
Automotive — 1.5%
1,165,944	Dauch Corporation[1]	6,657,540
E-Commerce Discretionary — 1.0%
17,681	Amazon.com, Inc.[1]	4,686,526
Home Construction — 3.9%
231,592	Champion Homes, Inc.[1]	17,654,258
Leisure Facilities & Services — 5.1%
296,214	BJ’s Restaurants, Inc.[1]	11,374,618
93,520	Vail Resorts, Inc.	11,893,873
		23,268,491
Retail — Discretionary — 5.6%
117,665	Advance Auto Parts, Inc.	7,002,244
24,242	Burlington Stores, Inc.[1]	7,757,682
207,880	Victoria’s Secret & Company[1]	10,774,421
		25,534,347
Total Consumer Discretionary		91,938,521
Consumer Staples — 1.0%
Retail — Consumer Staples — 1.0%
33,963	Target Corporation	4,406,699
Energy — 4.3%
Oil & Gas Producers — 1.0%
107,052	Range Resources Corporation	4,656,762

Shares		Value
Energy — (continued)
Oil & Gas Services & Equipment — 3.3%
86,090	SLB Ltd.	$4,896,799
1,070,494	TETRA Technologies, Inc.[1]	10,191,103
		15,087,902
Total Energy		19,744,664
Financials — 10.4%
Banking — 7.0%
447,167	BankUnited, Inc.	20,784,323
322,506	First Interstate BancSystem, Inc., Class A	11,445,739
		32,230,062
Specialty Finance — 3.4%
100,346	First American Financial Corporation	7,037,265
492,950	LendingClub Corporation[1]	8,414,656
		15,451,921
Total Financials		47,681,983
Health Care — 2.9%
Medical Equipment & Devices — 2.9%
130,209	Bio-Techne Corporation	7,203,162
98,826	Cooper Companies, Inc. (The)[1]	6,216,155
Total Health Care		13,419,317
Industrials — 23.9%
Electrical Equipment — 1.3%
53,068	Belden, Inc.	5,969,089
Industrial Intermediate Products — 1.8%
73,161	Timken Company (The)	8,112,823
Industrial Support Services — 3.4%
690,265	WillScot Holdings Corporation	15,627,600

See accompanying notes to financial statements.	CRM Funds
13

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) April 30, 2026 (Unaudited)

Shares		Value
Industrials — (continued)
Machinery — 7.7%
356,204	Gates Industrial Corporation PLC[1,2]	$9,122,384
90,625	Regal Rexnord Corporation	19,487,094
53,936	Xylem, Inc.	6,373,078
		34,982,556
Transportation & Logistics — 9.7%
187,015	Canadian Pacific Kansas City Ltd.	16,262,824
420,898	Hub Group, Inc., Class A	18,447,960
184,137	Marten Transport Ltd.	2,776,786
15,076	Saia, Inc.[1]	6,766,410
		44,253,980
Total Industrials		108,946,048
Real Estate — 2.3%
REIT — 2.3%
81,652	Sun Communities, Inc.	10,438,392
Technology — 20.6%
Semiconductors — 13.4%
22,361	Broadcom, Inc.	9,334,152
50,297	Intel Corporation[1]	4,752,061
41,730	MKS, Inc.	11,840,888
208,797	Semtech Corporation[1]	21,934,124
60,063	Tower Semiconductor Ltd.[1]	13,276,926
		61,138,151
Software — 1.1%
982,829	ACV Auctions, Inc., Class A1	5,100,882
Technology Hardware — 6.1%
474,970	Knowles Corporation[1]	14,814,314
19,900	Teledyne Technologies, Inc.[1]	12,852,415
		27,666,729
Total Technology		93,905,762

Shares		Value
Utilities — 5.5%
Electric Utilities — 5.5%
165,306	Evergy, Inc.	$13,693,949
115,964	NextEra Energy, Inc.	11,350,556
Total Utilities		25,044,505
TOTAL COMMON STOCK (Cost $377,227,491)		419,511,261
SHORT-TERM INVESTMENTS — 7.1%
16,151,449	Blackrock Liquidity Funds T-Fund, Institutional Shares, 3.54%[3]	16,151,449
16,151,449	Federated Hermes Treasury Obligations Fund, Institutional Shares, 3.52%[3]	16,151,449
TOTAL SHORT TERM INVESTMENTS (Cost $32,302,898)		32,302,898

See accompanying notes to financial statements.	CRM Funds
14

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) April 30, 2026 (Unaudited)

Contracts[4]		Expiration Date	Exercise Price	Notional Value	Value
	OPTIONS PURCHASED - 0.1%
	PUT OPTIONS PURCHASED - 0.1%
1,795	iShares Russell 2000 ETF	05/18/2026	$240	$49,895,615	$27,823
1,528	iShares Russell 2000 ETF	05/18/2026	263	42,473,816	159,676
	TOTAL PUT OPTIONS PURCHASED (Cost — $776,000)				187,499
	TOTAL OPTIONS PURCHASED (Cost — $776,000)				187,499
	TOTAL INVESTMENTS IN SECURITIES (Cost $410,306,389)				452,001,658

See accompanying notes to financial statements.	CRM Funds
15

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) April 30, 2026 (Unaudited)

Shares		Value
COMMON STOCK SOLD SHORT — (17.1)%
Consumer Discretionary — (7.3)%
Apparel & Textile Products — (1.1)%
(63,368)	On Holding A.G.	$(2,256,534)
(151,725)	VF Corporation	(2,872,154)
		(5,128,688)
Automotive — (0.6)%
(23,350)	Autoliv, Inc.	(2,706,965)
Home Construction — (1.8)%
(77,479)	Mohawk Industries, Inc.	(8,178,683)
Leisure Facilities & Services — (0.8)%
(11,651)	Cava Group, Inc.	(1,088,320)
(36,737)	Cheesecake Factory, Inc. (The)	(2,309,655)
		(3,397,975)
Retail — Discretionary — (3.0)%
(78,082)	Abercrombie & Fitch Company, Class A	(6,664,299)
(108,186)	Bath & Body Works, Inc.	(2,103,136)
(13,146)	Dick’s Sporting Goods, Inc.	(2,983,090)
(30,249)	Urban Outfitters, Inc.	(2,127,715)
		(13,878,240)
Total Consumer Discretionary		(33,290,551)
Consumer Staples — (2.4)%
Retail — Consumer Staples - (2.4)%
(94,147)	Kroger Company (The)	(6,408,586)
(34,711)	Walmart, Inc.	(4,579,422)
Total Consumer Staples		(10,988,008)
Financials — (4.7)%
Asset Management — (0.8)%
(28,150)	Blackstone, Inc.	(3,535,077)

Shares		Value
Financials — (continued)
Banking — (2.2)%
(239,118)	Fulton Financial Corporation	$(5,162,558)
(72,268)	Hancock Whitney Corporation	(4,878,813)
		(10,041,371)
Institutional Financial Services — (1.4)%
(7,044)	Goldman Sachs Group, Inc. (The)	(6,507,036)
Insurance — (0.3)%
(47,447)	Trupanion, Inc.	(1,138,254)
Total Financials		(21,221,738)
Industrials — (0.9)%
Commercial Support Services — (0.4)%
(86,380)	AMN Healthcare Services, Inc.	(1,768,199)
Electrical Equipment — (0.5)%
(5,427)	Rockwell Automation, Inc.	(2,219,155)
Total Industrials		(3,987,354)
Real Estate — (0.3)%
REIT — (0.3)%
(10,448)	Mid-America Apartment Communities, Inc.	(1,349,673)
Technology — (1.5)%
Software — (1.5)%
(3,884)	Adobe, Inc.	(955,852)
(31,937)	Life360, Inc.	(1,376,165)
(529,542)	Rezolve AI PLC[2]	(1,360,923)
(6,875)	Roper Technologies, Inc.	(2,439,319)
(6,248)	Workday, Inc., Class A	(764,755)
Total Technology		(6,897,014)
TOTAL COMMON STOCK SOLD SHORT - (Proceeds - $77,963,502)		(77,734,338)

See accompanying notes to financial statements.	CRM Funds
16

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) April 30, 2026 (Unaudited)

Shares		Value
EXCHANGE-TRADED FUNDS SOLD SHORT — (2.1)%
EQUITY — (2.1)% (a)
(108,933)	Invesco KBW Bank ETF (Proceeds - $9,077,372)	$(9,513,119)
TOTAL SECURITIES SOLD SHORT - (Proceeds - $87,040,874)		(87,247,457)
OTHER ASSETS IN EXCESS OF LIABILITIES - 20.0%		91,067,739
NET ASSETS - 100.0%		$455,821,940

See accompanying notes to financial statements.	CRM Funds
17

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) April 30, 2026 (Unaudited)

A summary of inputs used to value the Fund’s investments as of April 30, 2026 is as follows (see Note 2 to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets: Investments in Securities:
Common Stocks	$419,511,261	$—	$—	$419,511,261
Short-Term Investments	32,302,898	—	—	32,302,898
Options Purchased	—	187,499	—	187,499
Total Assets — Investments in Securities	$451,814,159	$187,499	$—	$452,001,658
Other Financial Instruments:* Total Return Swap Agreements — Equity Contracts	$—	$97,920	$—	$97,920
Total Assets — Other Financial Instruments	$—	$97,920	$—	$97,920

Liabilities: Investments in Securities:
Common Stock Sold Short	$(77,734,338)	$—	$—	$(77,734,338)
Exchange-Traded Funds Sold Short	(9,513,119)	—	—	(9,513,119)
Total Liabilities — Investments in Securities	$(87,247,457)	$—	$—	$(87,247,457)
Other Financial Instruments:* Total Return Swap Agreements — Equity Contracts	$—	$(2,060,290)	$—	$(2,060,290)
Total Liabilities — Other Financial Instruments	$—	$(2,060,290)	$—	$(2,060,290)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as total return swap agreements, which are recorded at fair value.

There were no transfers into or out of Level 3 related to securities held at April 30, 2026.

[1]	Non-income producing security.
[2]	PLC – Public Limited Company
[3]	Rate disclosed is the seven day effective yield as of April 30, 2026.
[4]	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See accompanying notes to financial statements.	CRM Funds
18

[THIS PAGE INTENTIONALLY LEFT BLANK]

See accompanying notes to financial statements.	CRM Funds
19

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) April 30, 2026 (Unaudited)

OTC Total return swap agreements outstanding at April 30, 2026:

Counterparty	Financing Rate(1)	Termination Date	Long (Short) Notional Amount(2)	Reference Entity	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley	3.19% (Fed Funds Rate - 0.45%)	7/28/2026	$(7,430,905)	Morgan Stanley Custom Swap (MSCM1515) Index(3)	$(647,786)	$—	$(647,786)
Morgan Stanley	3.19% (Fed Funds Rate - 0.45%)	7/28/2026	(7,463,743)	Morgan Stanley Custom Swap (MSCM1516) Index(3)	(201,384)	—	(201,384)
Morgan Stanley	3.19% (Fed Funds Rate - 0.45%)	7/28/2026	(7,356,152)	Morgan Stanley Custom Swap (MSCM1517) Index(3)	3,829	—	3,829
Morgan Stanley	3.19% (Fed Funds Rate - 0.45%)	7/28/2026	(7,619,743)	Morgan Stanley Custom Swap (MSCM1518) Index(3)	(153,023)	—	(153,023)
Morgan Stanley	3.19% (Fed Funds Rate - 0.45%)	7/28/2026	(7,521,912)	Morgan Stanley Custom Swap (MSCM1519) Index(3)	(80,496)	—	(80,496)
Morgan Stanley	3.19% (Fed Funds Rate - 0.45%)	7/28/2026	(7,607,875)	Morgan Stanley Custom Swap (MSCM1520) Index(3)	(43,309)	—	(43,309)
Morgan Stanley	3.19% (Fed Funds Rate - 0.45%)	7/28/2026	(7,646,649)	Morgan Stanley Custom Swap (MSCM1521) Index(3)	(133,183)	—	(133,183)
Morgan Stanley	3.19% (Fed Funds Rate - 0.45%)	7/28/2026	(7,615,108)	Morgan Stanley Custom Swap (MSCM1522) Index(3)	(64,722)	—	(64,722)
Morgan Stanley	3.19% (Fed Funds Rate - 0.45%)	7/28/2026	(7,713,430)	Morgan Stanley Custom Swap (MSCM1523) Index(3)	(300,403)	—	(300,403)
Morgan Stanley	3.19% (Fed Funds Rate - 0.45%)	7/28/2026	(7,544,849)	Morgan Stanley Custom Swap (MSCM1524) Index(3)	(74,242)	—	(74,242)
Morgan Stanley	3.19% (Fed Funds Rate - 0.45%)	7/28/2026	(7,572,841)	Morgan Stanley Custom Swap (MSCM1525) Index(3)	(4,501)	—	(4,501)
Morgan Stanley	3.19% (Fed Funds Rate - 0.45%)	7/28/2026	(7,636,399)	Morgan Stanley Custom Swap (MSCM1526) Index(3)	30,554	—	30,554
Morgan Stanley	3.19% (Fed Funds Rate - 0.45%)	7/28/2026	(7,639,675)	Morgan Stanley Custom Swap (MSCM1527) Index(3)	50,844	—	50,844
Morgan Stanley	3.19% (Fed Funds Rate - 0.45%)	7/28/2026	(7,677,286)	Morgan Stanley Custom Swap (MSCM1528) Index(3)	12,693	—	12,693
Morgan Stanley	3.19% (Fed Funds Rate - 0.45%)	7/28/2026	(7,637,295)	Morgan Stanley Custom Swap (MSCM1529) Index(3)	(48,692)	—	(48,692)
Morgan Stanley	3.19% (Fed Funds Rate - 0.45%)	7/28/2026	(7,803,445)	Morgan Stanley Custom Swap (MSCM1530) Index(3)	(31,781)	—	(31,781)
Morgan Stanley	3.19% (Fed Funds Rate - 0.45%)	7/28/2026	(7,733,301)	Morgan Stanley Custom Swap (MSCM1531) Index(3)	(60,024)	—	(60,024)
Morgan Stanley	3.19% (Fed Funds Rate - 0.45%)	7/28/2026	(7,761,720)	Morgan Stanley Custom Swap (MSCM1532) Index(3)	(36,105)	—	(36,105)
Morgan Stanley	3.19% (Fed Funds Rate - 0.45%)	7/28/2026	(7,625,064)	Morgan Stanley Custom Swap (MSCM1533) Index(3)	(84,083)	—	(84,083)
Morgan Stanley	3.19% (Fed Funds Rate - 0.45%)	7/28/2026	(7,581,734)	Morgan Stanley Custom Swap (MSCM1534) Index(3)	(96,556)	—	(96,556)
				Total Unrealized Appreciation			$97,920
				Total Unrealized (Depreciation)			$(2,060,290)
				Total	$(1,962,370)	$—	$(1,962,370)

See accompanying notes to financial statements.	CRM Funds
20

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) April 30, 2026 (Unaudited)

OTC Total return swap agreements outstanding at April 30, 2026 (continued):

(1)	Paid monthly.
(2)

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed -upon floating rate financing rate.

(3)	See the tables below for the swap constituents.

See accompanying notes to financial statements.	CRM Funds
21

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) April 30, 2026 (Unaudited)

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1515) Index total return swap with Morgan Stanley Bank as of April 30, 2026, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Advanced Micro Devices, Inc.	2,857	$1,012,918	12.54%
Nokia Corporation, Class A	72,630	937,658	11.60%
Western Digital Corporation	2,017	876,619	10.85%
Albemarle Corporation	3,366	662,008	8.19%
Ford Motor Company	51,426	621,223	7.69%
General Motors Company	8,004	615,461	7.62%
Adobe, Inc.	2,489	612,424	7.58%
Workday, Inc., Class A	4,654	569,701	7.05%
Salesforce, Inc.	3,225	569,337	7.05%
Intuit, Inc.	1,410	547,946	6.78%
Snowflake, Inc., Class A	3,923	535,339	6.63%
Cognizant Technology Solutions Corporation	9,807	518,768	6.42%
		$8,079,402	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1516) Index total return swap with Morgan Stanley Bank as of April 30, 2026, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Caterpillar, Inc.	201	$178,761	2.33%
Carrier Global Corporation	2,586	173,670	2.27%
Starbucks Corporation	1,594	167,884	2.19%
CVS Health Corporation	1,960	163,247	2.13%
NVIDIA Corporation	812	162,049	2.11%
Rockwell Automation, Inc.	395	161,359	2.11%
Blackstone, Inc.	1,274	160,004	2.09%
United Parcel Service, Class B	1,467	159,620	2.08%
Casey’s General Stores, Inc.	194	159,294	2.08%
Albemarle Corporation	809	159,091	2.08%
Brookfield Corporation	3,523	158,940	2.07%
O’Reilly Automotive, Inc.	1,576	156,613	2.04%
Equity Residential	2,390	156,252	2.04%
Target Corporation	1,196	155,161	2.02%
Extra Space Storage, Inc.	1,076	154,230	2.01%
Westinghouse Air Brake Technologies Corporation	567	153,105	2.00%
Hilton Worldwide Holdings, Inc.	472	153,071	2.00%

See accompanying notes to financial statements.	CRM Funds
22

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) April 30, 2026 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Prologis, Inc.	1,077	$152,923	1.99%
Apple, Inc.	563	152,724	1.99%
Restaurant Brands International, Inc.	1,881	151,751	1.98%
Allstate Corporation (The)	696	151,157	1.97%
Moody’s Corporation	327	150,921	1.97%
Church & Dwight Company, Inc.	1,551	150,570	1.96%
W. W. Grainger, Inc.	129	149,698	1.95%
Automatic Data Processing, Inc.	706	149,638	1.95%
Ross Stores, Inc.	655	149,153	1.95%
Lowe’s Companies, Inc.	623	148,878	1.94%
Realty Income Corporation	2,315	148,740	1.94%
Progressive Corporation	738	148,488	1.94%
Ralph Lauren Corporation	414	148,435	1.94%
Hubbell, Inc.	291	148,096	1.93%
Tapestry, Inc.	1,020	147,957	1.93%
Home Depot, Inc. (The)	448	147,250	1.92%
Darden Restaurants, Inc.	734	147,143	1.92%
W. R. Berkley Corporation	2,183	145,873	1.90%
Sherwin-Williams Company (The)	453	145,675	1.90%
PepsiCo, Inc.	917	145,397	1.90%
Williams-Sonoma, Inc.	799	144,871	1.89%
PACCAR, Inc.	1,217	144,624	1.89%
Cintas Corporation	826	144,345	1.88%
Ulta Beauty, Inc.	268	144,064	1.88%
Costco Wholesale Corporation	142	143,978	1.88%
Amgen, Inc.	414	143,340	1.87%
General Dynamics Corporation	413	142,063	1.85%
Ecolab, Inc.	545	142,034	1.85%
Fastenal Company	3,111	139,777	1.82%
Dollar General Corporation	1,203	139,396	1.82%
McDonald’s Corporation	469	137,685	1.80%
Salesforce, Inc.	770	135,844	1.77%
Kroger Company (The)	1,991	135,518	1.77%
Tractor Supply Company	3,287	115,376	1.51%
		$7,665,733	100.00%

See accompanying notes to financial statements.	CRM Funds
23

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) April 30, 2026 (Unaudited)

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1517) Index total return swap with Morgan Stanley Bank as of April 30, 2026, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Albemarle Corporation	20,382	$4,009,081	54.52%
CF Industries Holdings, Inc.	26,925	3,344,094	45.48%
		$7,353,175	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1518) Index total return swap with Morgan Stanley Bank as of April 30, 2026, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Nokia Corporation, Class A	12,461	$160,866	2.07%
Jabil, Inc.	404	136,401	1.75%
Caterpillar, Inc.	152	135,495	1.74%
Carrier Global Corporation	1,989	133,608	1.72%
Cummins, Inc.	198	132,901	1.71%
Eaton Corporation PLC	299	129,458	1.67%
J.B. Hunt Transport Services, Inc.	507	127,407	1.64%
Canadian Imperial Bank of Commerce	1,122	125,081	1.61%
NVIDIA Corporation	619	123,570	1.59%
United Parcel Service, Class B	1,130	122,969	1.58%
Blackstone, Inc.	978	122,846	1.58%
Casey’s General Stores, Inc.	149	122,218	1.57%
Rockwell Automation, Inc.	299	122,081	1.57%
Brookfield Corporation	2,704	122,012	1.57%
Starbucks Corporation	1,158	121,997	1.57%
Boeing Company (The)	525	120,269	1.55%
O’Reilly Automotive, Inc.	1,207	119,981	1.54%
Equity Residential	1,832	119,745	1.54%
Target Corporation	923	119,715	1.54%
Extra Space Storage, Inc.	829	118,886	1.53%
Hilton Worldwide Holdings, Inc.	365	118,272	1.52%
Apple, Inc.	435	118,041	1.52%
Old Dominion Freight Line, Inc.	554	117,760	1.51%
Prologis, Inc.	828	117,560	1.51%
CVS Health Corporation	1,410	117,424	1.51%
Restaurant Brands International, Inc.	1,441	116,286	1.50%
Moody’s Corporation	252	116,281	1.50%

See accompanying notes to financial statements.	CRM Funds
24

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) April 30, 2026 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Westinghouse Air Brake Technologies Corporation	431	$116,237	1.50%
Ross Stores, Inc.	510	116,113	1.49%
Darden Restaurants, Inc.	578	116,020	1.49%
Ford Motor Company	9,573	115,637	1.49%
W. W. Grainger, Inc.	100	115,570	1.49%
Emerson Electric Company	819	115,027	1.48%
Automatic Data Processing, Inc.	542	114,788	1.48%
Tapestry, Inc.	787	114,083	1.47%
Realty Income Corporation	1,772	113,838	1.46%
Allstate Corporation (The)	524	113,801	1.46%
Home Depot, Inc. (The)	346	113,746	1.46%
Lowe’s Companies, Inc.	476	113,695	1.46%
Ralph Lauren Corporation	315	113,150	1.46%
Cintas Corporation	648	113,145	1.46%
Adobe, Inc.	459	113,013	1.45%
Sherwin-Williams Company (The)	351	112,963	1.45%
Progressive Corporation	560	112,758	1.45%
Amgen, Inc.	324	112,303	1.44%
Hubbell, Inc.	221	112,233	1.44%
United Therapeutics Corporation	195	111,377	1.43%
Ulta Beauty, Inc.	207	111,364	1.43%
Williams-Sonoma, Inc.	613	111,061	1.43%
Mettler-Toledo International, Inc.	87	110,850	1.43%
PACCAR, Inc.	933	110,836	1.43%
W. R. Berkley Corporation	1,654	110,524	1.42%
Costco Wholesale Corporation	109	110,420	1.42%
Motorola Solutions, Inc.	249	109,424	1.41%
Steris Corporation	503	109,099	1.40%
Roper Technologies, Inc.	307	109,041	1.40%
General Dynamics Corporation	316	108,969	1.40%
Pfizer, Inc.	4,069	108,648	1.40%
Fastenal Company	2,416	108,561	1.40%
Salesforce, Inc.	603	106,401	1.37%
Johnson & Johnson	463	106,317	1.37%
McDonald’s Corporation	362	106,203	1.37%
Dollar General Corporation	910	105,427	1.36%
AT&T, Inc.	3,933	102,764	1.32%
CF Industries Holdings, Inc.	824	102,379	1.32%
HCA Healthcare, Inc.	225	97,858	1.26%
Tractor Supply Company	2,527	88,696	1.14%
		$7,773,469	100.00%

See accompanying notes to financial statements.	CRM Funds
25

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) April 30, 2026 (Unaudited)

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1519) Index total return swap with Morgan Stanley Bank as of April 30, 2026, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Nokia Corporation, Class A	24,081	$310,889	4.09%
Jabil, Inc.	792	267,189	3.51%
NVIDIA Corporation	1,249	249,164	3.28%
Equity Residential	3,739	244,452	3.22%
Brookfield Corporation	5,406	243,924	3.21%
Blackstone, Inc.	1,932	242,609	3.19%
Apple, Inc.	878	238,259	3.13%
Extra Space Storage, Inc.	1,651	236,570	3.11%
Prologis, Inc.	1,654	234,954	3.09%
Moody’s Corporation	508	234,554	3.08%
Church & Dwight Company, Inc.	2,413	234,229	3.08%
Adobe, Inc.	950	233,777	3.07%
Allstate Corporation (The)	1,072	232,891	3.06%
Realty Income Corporation	3,620	232,577	3.06%
Progressive Corporation	1,148	230,988	3.04%
General Motors Company	2,962	227,772	3.00%
Salesforce, Inc.	1,289	227,533	2.99%
W. R. Berkley Corporation	3,382	226,008	2.97%
Ford Motor Company	18,664	225,461	2.97%
Amgen, Inc.	650	225,014	2.96%
United Therapeutics Corporation	391	223,286	2.94%
Motorola Solutions, Inc.	508	222,910	2.93%
Pfizer, Inc.	8,275	220,955	2.91%
Mettler-Toledo International, Inc.	172	219,396	2.89%
Steris Corporation	1,010	219,094	2.88%
Kroger Company (The)	3,204	218,069	2.87%
Sherwin-Williams Company (The)	677	217,805	2.86%
AT&T, Inc.	8,312	217,187	2.86%
Ecolab, Inc.	831	216,597	2.85%
Johnson & Johnson	942	216,540	2.85%
McKesson Corporation	261	212,720	2.80%
Cardinal Health, Inc.	1,057	203,816	2.68%
HCA Healthcare, Inc.	450	195,523	2.57%
		$7,602,712	100.00%

See accompanying notes to financial statements.	CRM Funds
26

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) April 30, 2026 (Unaudited)

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1520) Index total return swap with Morgan Stanley Bank as of April 30, 2026, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Nokia Corporation, Class A	23,950	$309,189	4.04%
Jabil, Inc.	781	263,429	3.44%
NVIDIA Corporation	1,244	248,194	3.24%
Equity Residential	3,783	247,330	3.23%
Blackstone, Inc.	1,957	245,701	3.21%
Adobe, Inc.	995	244,792	3.20%
Brookfield Corporation	5,403	243,793	3.19%
Moody’s Corporation	522	241,051	3.15%
Apple, Inc.	878	238,254	3.11%
Salesforce, Inc.	1,339	236,322	3.09%
Extra Space Storage, Inc.	1,643	235,487	3.08%
Prologis, Inc.	1,657	235,347	3.08%
Realty Income Corporation	3,619	232,482	3.04%
Allstate Corporation (The)	1,066	231,639	3.03%
Church & Dwight Company, Inc.	2,379	230,859	3.02%
Progressive Corporation	1,144	230,320	3.01%
General Motors Company	2,981	229,195	2.99%
W. R. Berkley Corporation	3,403	227,425	2.97%
United Therapeutics Corporation	398	227,357	2.97%
Motorola Solutions, Inc.	517	226,925	2.97%
Ford Motor Company	18,686	225,728	2.95%
Pfizer, Inc.	8,403	224,349	2.93%
Amgen, Inc.	643	222,704	2.91%
AT&T, Inc.	8,522	222,668	2.91%
Steris Corporation	1,022	221,696	2.90%
Kroger Company (The)	3,251	221,306	2.89%
Sherwin-Williams Company (The)	681	219,099	2.86%
Ecolab, Inc.	839	218,754	2.86%
Mettler-Toledo International, Inc.	171	218,715	2.86%
Johnson & Johnson	948	217,856	2.85%
McKesson Corporation	262	213,470	2.79%
Cardinal Health, Inc.	1,060	204,426	2.67%
HCA Healthcare, Inc.	451	195,916	2.56%
		$7,651,778	100.00%

See accompanying notes to financial statements.	CRM Funds
27

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) April 30, 2026 (Unaudited)

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1521) Index total return swap with Morgan Stanley Bank as of April 30, 2026, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Jabil, Inc.	452	$152,653	1.96%
Caterpillar, Inc.	171	152,509	1.96%
Automatic Data Processing, Inc.	718	152,081	1.95%
J.B. Hunt Transport Services, Inc.	597	150,082	1.93%
nVent Electric PLC	1,038	148,274	1.91%
Blackstone, Inc.	1,180	148,152	1.90%
Adobe, Inc.	601	147,944	1.90%
Cummins, Inc.	220	147,534	1.90%
Moody’s Corporation	317	146,386	1.88%
D.R. Horton, Inc.	950	146,126	1.88%
Eaton Corporation PLC	336	145,558	1.87%
Brookfield Corporation	3,215	145,050	1.86%
Salesforce, Inc.	821	144,971	1.86%
United Parcel Service, Class B	1,332	144,927	1.86%
Equity Residential	2,216	144,864	1.86%
Carrier Global Corporation	2,139	143,661	1.85%
NVIDIA Corporation	718	143,326	1.84%
Estee Lauder Companies, Inc. (The)	1,864	143,001	1.84%
Boeing Company (The)	622	142,566	1.83%
Apple, Inc.	520	141,123	1.81%
Progressive Corporation	698	140,459	1.81%
Prologis, Inc.	987	140,239	1.80%
Roper Technologies, Inc.	395	140,073	1.80%
Rockwell Automation, Inc.	342	139,886	1.80%
Extra Space Storage, Inc.	976	139,820	1.80%
Allstate Corporation (The)	642	139,495	1.79%
General Dynamics Corporation	404	139,168	1.79%
Sysco Corporation	1,860	138,986	1.79%
US Foods Holding Corporation	1,482	138,537	1.78%
Old Dominion Freight Line, Inc.	650	138,122	1.78%
W. R. Berkley Corporation	2,062	137,800	1.77%
Church & Dwight Company, Inc.	1,420	137,798	1.77%
Motorola Solutions, Inc.	312	137,138	1.76%
Westinghouse Air Brake Technologies Corporation	507	136,793	1.76%
Snap-on, Inc.	357	136,783	1.76%
PepsiCo, Inc.	863	136,703	1.76%
Realty Income Corporation	2,125	136,511	1.75%
General Motors Company	1,773	136,303	1.75%

See accompanying notes to financial statements.	CRM Funds
28

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) April 30, 2026 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Kroger Company (The)	1,992	$135,629	1.74%
United Therapeutics Corporation	237	135,380	1.74%
Cintas Corporation	774	135,299	1.74%
Ford Motor Company	11,168	134,911	1.73%
Pfizer, Inc.	5,032	134,363	1.73%
W. W. Grainger, Inc.	116	134,231	1.72%
AT&T, Inc.	5,120	133,780	1.72%
Amgen, Inc.	386	133,629	1.72%
Emerson Electric Company	942	132,332	1.70%
Steris Corporation	609	132,000	1.70%
Johnson & Johnson	568	130,578	1.68%
Mettler-Toledo International, Inc.	102	130,521	1.68%
Sherwin-Williams Company (The)	403	129,625	1.67%
Ecolab, Inc.	496	129,179	1.66%
Hubbell, Inc.	253	128,433	1.65%
PACCAR, Inc.	1,065	126,533	1.63%
Fastenal Company	2,755	123,788	1.59%
HCA Healthcare, Inc.	273	118,786	1.53%
		$7,780,399	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1522) Index total return swap with Morgan Stanley Bank as of April 30, 2026, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Teva Pharmaceutical Industries Ltd. - ADR	3,075	$107,839	1.40%
Caterpillar, Inc.	121	107,687	1.40%
Casey’s General Stores, Inc.	130	107,142	1.40%
Jabil, Inc.	314	105,860	1.38%
J.B. Hunt Transport Services, Inc.	421	105,851	1.38%
CH Robinson Worldwide, Inc.	581	105,594	1.38%
Target Corporation	813	105,430	1.37%
Cummins, Inc.	155	103,954	1.35%
Automatic Data Processing, Inc.	490	103,903	1.35%
Starbucks Corporation	983	103,498	1.35%
Equity Residential	1,576	103,034	1.34%
Eaton Corporation PLC	237	102,826	1.34%
nVent Electric PLC	719	102,791	1.34%
CVS Health Corporation	1,227	102,163	1.33%
United Parcel Service, Class B	939	102,150	1.33%
D.R. Horton, Inc.	664	102,109	1.33%

See accompanying notes to financial statements.	CRM Funds
29

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) April 30, 2026 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Albemarle Corporation	517	$101,606	1.32%
O’Reilly Automotive, Inc.	1,019	101,277	1.32%
NVIDIA Corporation	506	100,976	1.32%
Moody’s Corporation	218	100,631	1.31%
Apple, Inc.	370	100,275	1.31%
Darden Restaurants, Inc.	499	100,113	1.30%
Carrier Global Corporation	1,489	100,029	1.30%
Restaurant Brands International, Inc.	1,236	99,702	1.30%
Prologis, Inc.	698	99,186	1.29%
Costco Wholesale Corporation	98	99,074	1.29%
Brookfield Corporation	2,192	98,920	1.29%
Boeing Company (The)	431	98,756	1.29%
Ross Stores, Inc.	434	98,750	1.29%
Blackstone, Inc.	786	98,741	1.29%
Estee Lauder Companies, Inc. (The)	1,285	98,560	1.28%
Extra Space Storage, Inc.	685	98,239	1.28%
Old Dominion Freight Line, Inc.	461	97,999	1.28%
US Foods Holding Corporation	1,048	97,986	1.28%
Salesforce, Inc.	554	97,841	1.27%
Church & Dwight Company, Inc.	1,008	97,831	1.27%
Ulta Beauty, Inc.	182	97,734	1.27%
AT&T, Inc.	3,740	97,730	1.27%
Sysco Corporation	1,306	97,547	1.27%
PepsiCo, Inc.	614	97,389	1.27%
Realty Income Corporation	1,513	97,176	1.27%
General Dynamics Corporation	281	96,780	1.26%
Allstate Corporation (The)	445	96,751	1.26%
Progressive Corporation	480	96,606	1.26%
Snap-on, Inc.	251	96,209	1.25%
Westinghouse Air Brake Technologies Corporation	356	96,087	1.25%
Rockwell Automation, Inc.	235	96,050	1.25%
General Motors Company	1,247	95,860	1.25%
Kroger Company (The)	1,408	95,841	1.25%
W. W. Grainger, Inc.	82	95,759	1.25%
Anheuser-Busch InBev S.A. - ADR	1,266	95,658	1.25%
W. R. Berkley Corporation	1,430	95,599	1.24%
Motorola Solutions, Inc.	218	95,593	1.24%
Roper Technologies, Inc.	269	95,371	1.24%
Cintas Corporation	545	95,256	1.24%
Ford Motor Company	7,877	95,155	1.24%
Hilton Worldwide Holdings, Inc.	293	94,851	1.24%
Amgen, Inc.	274	94,807	1.23%
United Therapeutics Corporation	166	94,743	1.23%

See accompanying notes to financial statements.	CRM Funds
30

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) April 30, 2026 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Fastenal Company	2,091	$93,965	1.22%
Pfizer, Inc.	3,503	93,543	1.22%
Emerson Electric Company	663	93,119	1.21%
Dollar General Corporation	803	93,070	1.21%
Tapestry, Inc.	639	92,636	1.21%
Lowe’s Companies, Inc.	388	92,571	1.21%
Johnson & Johnson	403	92,520	1.20%
Steris Corporation	426	92,390	1.20%
McDonald’s Corporation	315	92,350	1.20%
Home Depot, Inc. (The)	281	92,315	1.20%
Sherwin-Williams Company (The)	286	92,127	1.20%
Ralph Lauren Corporation	254	91,125	1.19%
Constellation Brands, Inc.	582	91,118	1.19%
Mettler-Toledo International, Inc.	71	90,854	1.18%
Ecolab, Inc.	348	90,703	1.18%
Hubbell, Inc.	177	90,174	1.17%
Williams-Sonoma, Inc.	495	89,692	1.17%
PACCAR, Inc.	752	89,333	1.16%
HCA Healthcare, Inc.	193	83,659	1.09%
Tractor Supply Company	2,108	73,989	0.96%
		$7,680,128	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1523) Index total return swap with Morgan Stanley Bank as of April 30, 2026, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Teva Pharmaceutical Industries Ltd. - ADR	79,292	$2,780,763	34.70%
D.R. Horton, Inc.	17,343	2,668,425	33.30%
Coinbase Global, Inc., Class A	13,660	2,564,999	32.00%
		$8,014,187	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1524) Index total return swap with Morgan Stanley Bank as of April 30, 2026, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Caterpillar, Inc.	152	$135,340	1.78%
Carrier Global Corporation	2,000	134,344	1.76%

See accompanying notes to financial statements.	CRM Funds
31

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) April 30, 2026 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
J.B. Hunt Transport Services, Inc.	522	$131,396	1.72%
Cummins, Inc.	195	130,644	1.72%
Teva Pharmaceutical Industries Ltd. - ADR	3,705	129,921	1.71%
Jabil, Inc.	384	129,599	1.70%
NetApp, Inc.	1,167	129,288	1.70%
Eaton Corporation PLC	296	128,352	1.69%
nVent Electric PLC	891	127,371	1.67%
CH Robinson Worldwide, Inc.	697	126,669	1.66%
Automatic Data Processing, Inc.	595	126,035	1.65%
D.R. Horton, Inc.	812	124,948	1.64%
Equity Residential	1,910	124,897	1.64%
United Parcel Service, Class B	1,131	123,016	1.61%
Westinghouse Air Brake Technologies Corporation	455	122,795	1.61%
Canadian Imperial Bank of Commerce	1,091	121,633	1.60%
US Foods Holding Corporation	1,298	121,361	1.59%
Old Dominion Freight Line, Inc.	571	121,235	1.59%
Moody’s Corporation	262	121,045	1.59%
Rockwell Automation, Inc.	295	120,495	1.58%
AT&T, Inc.	4,599	120,185	1.58%
Church & Dwight Company, Inc.	1,237	120,110	1.58%
PepsiCo, Inc.	756	119,856	1.57%
Boeing Company (The)	523	119,770	1.57%
Kroger Company (The)	1,758	119,634	1.57%
Apple, Inc.	440	119,266	1.57%
Prologis, Inc.	838	118,988	1.56%
Extra Space Storage, Inc.	830	118,988	1.56%
General Dynamics Corporation	346	118,976	1.56%
W. W. Grainger, Inc.	102	118,947	1.56%
Fastenal Company	2,637	118,501	1.56%
W. R. Berkley Corporation	1,772	118,396	1.55%
Sysco Corporation	1,581	118,083	1.55%
Realty Income Corporation	1,831	117,616	1.54%
Anheuser-Busch InBev S.A. - ADR	1,556	117,539	1.54%
NVIDIA Corporation	589	117,515	1.54%
Estee Lauder Companies, Inc. (The)	1,529	117,271	1.54%
Emerson Electric Company	834	117,136	1.54%
Progressive Corporation	582	117,132	1.54%
Motorola Solutions, Inc.	266	116,789	1.53%
Allstate Corporation (The)	537	116,583	1.53%
Amgen, Inc.	336	116,441	1.53%
Salesforce, Inc.	659	116,398	1.53%
Roper Technologies, Inc.	327	116,030	1.52%
Cintas Corporation	664	115,942	1.52%

See accompanying notes to financial statements.	CRM Funds
32

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) April 30, 2026 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
United Therapeutics Corporation	203	$115,840	1.52%
General Motors Company	1,506	115,763	1.52%
Pfizer, Inc.	4,307	114,993	1.51%
Steris Corporation	529	114,661	1.51%
Sherwin-Williams Company (The)	356	114,528	1.50%
Brookfield Corporation	2,518	113,628	1.49%
Mettler-Toledo International, Inc.	89	113,611	1.49%
Hershey Company (The)	610	113,350	1.49%
Blackstone, Inc.	899	112,956	1.48%
Hubbell, Inc.	222	112,932	1.48%
Ecolab, Inc.	433	112,871	1.48%
Johnson & Johnson	491	112,776	1.48%
PACCAR, Inc.	948	112,665	1.48%
Illumina, Inc.	885	112,216	1.47%
Constellation Brands, Inc.	714	111,839	1.47%
Ford Motor Company	9,213	111,299	1.46%
McKesson Corporation	136	110,563	1.45%
Cardinal Health, Inc.	553	106,627	1.40%
HCA Healthcare, Inc.	240	104,129	1.37%
		$7,619,723	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1525) Index total return swap with Morgan Stanley Bank as of April 30, 2026, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Caterpillar, Inc.	117	$104,190	1.37%
Carrier Global Corporation	1,515	101,742	1.34%
Teva Pharmaceutical Industries Ltd. - ADR	2,893	101,465	1.34%
Casey’s General Stores, Inc.	123	100,861	1.33%
Eaton Corporation PLC	230	99,718	1.32%
Cummins, Inc.	149	99,669	1.32%
nVent Electric PLC	697	99,647	1.31%
Jabil, Inc.	292	98,431	1.30%
CVS Health Corporation	1,178	98,098	1.29%
Equity Residential	1,495	97,753	1.29%
D.R. Horton, Inc.	631	97,073	1.28%
O’Reilly Automotive, Inc.	976	96,969	1.28%
Starbucks Corporation	920	96,851	1.28%
NetApp, Inc.	872	96,627	1.28%
Automatic Data Processing, Inc.	451	95,655	1.26%

See accompanying notes to financial statements.	CRM Funds
33

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) April 30, 2026 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Westinghouse Air Brake Technologies Corporation	354	$95,536	1.26%
J.B. Hunt Transport Services, Inc.	379	95,455	1.26%
Target Corporation	730	94,705	1.25%
Boeing Company (The)	413	94,636	1.25%
US Foods Holding Corporation	1,007	94,159	1.24%
Restaurant Brands International, Inc.	1,165	94,020	1.24%
Canadian Imperial Bank of Commerce	841	93,766	1.24%
United Parcel Service, Class B	861	93,662	1.24%
Apple, Inc.	343	93,172	1.23%
Moody’s Corporation	202	93,151	1.23%
General Dynamics Corporation	270	92,975	1.23%
Costco Wholesale Corporation	92	92,945	1.23%
Church & Dwight Company, Inc.	957	92,853	1.23%
Ross Stores, Inc.	407	92,814	1.22%
W. W. Grainger, Inc.	80	92,663	1.22%
Darden Restaurants, Inc.	460	92,236	1.22%
Estee Lauder Companies, Inc. (The)	1,200	92,087	1.22%
Allstate Corporation (The)	423	91,876	1.21%
Rockwell Automation, Inc.	225	91,812	1.21%
Extra Space Storage, Inc.	639	91,521	1.21%
Sysco Corporation	1,221	91,248	1.20%
W. R. Berkley Corporation	1,365	91,206	1.20%
NVIDIA Corporation	456	90,998	1.20%
Fastenal Company	2,022	90,867	1.20%
Kroger Company (The)	1,335	90,843	1.20%
Anheuser-Busch InBev S.A. - ADR	1,199	90,610	1.20%
CH Robinson Worldwide, Inc.	498	90,542	1.19%
PepsiCo, Inc.	571	90,505	1.19%
Emerson Electric Company	644	90,487	1.19%
Prologis, Inc.	636	90,347	1.19%
Ulta Beauty, Inc.	168	90,114	1.19%
Old Dominion Freight Line, Inc.	423	89,959	1.19%
Realty Income Corporation	1,399	89,882	1.19%
Amgen, Inc.	259	89,629	1.18%
AT&T, Inc.	3,426	89,517	1.18%
Progressive Corporation	444	89,469	1.18%
Mettler-Toledo International, Inc.	70	89,445	1.18%
Motorola Solutions, Inc.	203	89,337	1.18%
Steris Corporation	411	89,172	1.18%
General Motors Company	1,159	89,098	1.18%
Lowe’s Companies, Inc.	373	89,088	1.18%
United Therapeutics Corporation	156	89,015	1.17%
Cintas Corporation	509	89,011	1.17%

See accompanying notes to financial statements.	CRM Funds
34

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) April 30, 2026 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Brookfield Corporation	1,968	$88,808	1.17%
Hilton Worldwide Holdings, Inc.	274	88,715	1.17%
Pfizer, Inc.	3,323	88,714	1.17%
Roper Technologies, Inc.	250	88,675	1.17%
Blackstone, Inc.	706	88,642	1.17%
Johnson & Johnson	386	88,634	1.17%
Home Depot, Inc. (The)	268	88,202	1.16%
Salesforce, Inc.	499	88,101	1.16%
Hubbell, Inc.	173	88,095	1.16%
Ford Motor Company	7,270	87,825	1.16%
Hershey Company (The)	473	87,786	1.16%
Ralph Lauren Corporation	245	87,736	1.16%
Ecolab, Inc.	336	87,543	1.16%
Sherwin-Williams Company (The)	271	87,260	1.15%
Tapestry, Inc.	600	87,051	1.15%
McDonald’s Corporation	295	86,503	1.14%
PACCAR, Inc.	727	86,392	1.14%
Illumina, Inc.	681	86,367	1.14%
Constellation Brands, Inc.	551	86,219	1.14%
Williams-Sonoma, Inc.	472	85,582	1.13%
McKesson Corporation	104	85,005	1.12%
Dollar General Corporation	733	84,882	1.12%
Cardinal Health, Inc.	424	81,861	1.08%
HCA Healthcare, Inc.	187	81,356	1.07%
Tractor Supply Company	2,026	71,130	0.94%
		$7,578,266	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1526) Index total return swap with Morgan Stanley Bank as of April 30, 2026, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Nokia Corporation, Class A	8,261	$106,647	1.40%
Caterpillar, Inc.	107	95,400	1.25%
Carrier Global Corporation	1,389	93,294	1.23%
Casey’s General Stores, Inc.	113	92,778	1.22%
Teva Pharmaceutical Industries Ltd. - ADR	2,629	92,188	1.21%
CVS Health Corporation	1,102	91,769	1.21%
Cummins, Inc.	136	91,121	1.20%
Eaton Corporation PLC	210	90,788	1.19%
nVent Electric PLC	632	90,360	1.19%

See accompanying notes to financial statements.	CRM Funds
35

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) April 30, 2026 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
O’Reilly Automotive, Inc.	909	$90,340	1.19%
NetApp, Inc.	815	90,253	1.19%
Automatic Data Processing, Inc.	425	90,042	1.18%
Starbucks Corporation	852	89,709	1.18%
Jabil, Inc.	265	89,352	1.17%
Equity Residential	1,359	88,838	1.17%
Restaurant Brands International, Inc.	1,087	87,735	1.15%
D.R. Horton, Inc.	569	87,471	1.15%
J.B. Hunt Transport Services, Inc.	348	87,410	1.15%
Boeing Company (The)	381	87,323	1.15%
Westinghouse Air Brake Technologies Corporation	323	87,277	1.15%
General Dynamics Corporation	253	87,198	1.15%
United Parcel Service, Class B	800	87,057	1.14%
Canadian Imperial Bank of Commerce	780	86,868	1.14%
Target Corporation	666	86,441	1.14%
Costco Wholesale Corporation	85	86,416	1.14%
Moody’s Corporation	187	86,385	1.14%
Dick’s Sporting Goods, Inc.	380	86,141	1.13%
Snap-on, Inc.	224	85,870	1.13%
Adobe, Inc.	348	85,744	1.13%
Estee Lauder Companies, Inc. (The)	1,118	85,739	1.13%
PepsiCo, Inc.	540	85,612	1.13%
Allstate Corporation (The)	394	85,602	1.13%
Apple, Inc.	315	85,522	1.12%
Church & Dwight Company, Inc.	879	85,327	1.12%
W. R. Berkley Corporation	1,274	85,169	1.12%
Ross Stores, Inc.	374	85,158	1.12%
W. W. Grainger, Inc.	73	85,053	1.12%
Kroger Company (The)	1,249	85,019	1.12%
US Foods Holding Corporation	909	84,987	1.12%
Goldman Sachs Group, Inc. (The)	92	84,968	1.12%
CH Robinson Worldwide, Inc.	467	84,968	1.12%
Darden Restaurants, Inc.	424	84,953	1.12%
Anheuser-Busch InBev S.A. - ADR	1,124	84,933	1.12%
Albemarle Corporation	431	84,717	1.11%
Progressive Corporation	420	84,622	1.11%
Motorola Solutions, Inc.	193	84,604	1.11%
NVIDIA Corporation	422	84,278	1.11%
Realty Income Corporation	1,308	84,057	1.10%
Extra Space Storage, Inc.	586	83,980	1.10%
AT&T, Inc.	3,213	83,948	1.10%
Rockwell Automation, Inc.	205	83,772	1.10%
Johnson & Johnson	364	83,594	1.10%

See accompanying notes to financial statements.	CRM Funds
36

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) April 30, 2026 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Fastenal Company	1,860	$83,588	1.10%
Sysco Corporation	1,117	83,427	1.10%
Roper Technologies, Inc.	235	83,376	1.10%
Prologis, Inc.	587	83,361	1.10%
Old Dominion Freight Line, Inc.	391	83,084	1.09%
Cintas Corporation	475	83,049	1.09%
Amgen, Inc.	240	83,000	1.09%
Blackstone, Inc.	660	82,860	1.09%
Ulta Beauty, Inc.	154	82,725	1.09%
United Therapeutics Corporation	145	82,704	1.09%
Salesforce, Inc.	468	82,546	1.08%
Pfizer, Inc.	3,090	82,511	1.08%
Brookfield Corporation	1,828	82,482	1.08%
Constellation Brands, Inc.	525	82,178	1.08%
Hershey Company (The)	442	82,123	1.08%
Steris Corporation	377	81,808	1.08%
Emerson Electric Company	582	81,730	1.07%
Mettler-Toledo International, Inc.	64	81,105	1.07%
Hilton Worldwide Holdings, Inc.	250	80,933	1.06%
Hubbell, Inc.	159	80,812	1.06%
Lowe’s Companies, Inc.	338	80,794	1.06%
Ecolab, Inc.	310	80,768	1.06%
General Motors Company	1,047	80,529	1.06%
McDonald’s Corporation	274	80,308	1.06%
Illumina, Inc.	633	80,255	1.05%
Home Depot, Inc. (The)	244	80,148	1.05%
PACCAR, Inc.	675	80,143	1.05%
McKesson Corporation	98	80,138	1.05%
Ford Motor Company	6,618	79,941	1.05%
Sherwin-Williams Company (The)	246	79,268	1.04%
Tapestry, Inc.	546	79,262	1.04%
Ralph Lauren Corporation	220	78,952	1.04%
Dollar General Corporation	672	77,908	1.02%
Williams-Sonoma, Inc.	429	77,676	1.02%
Cardinal Health, Inc.	398	76,767	1.01%
HCA Healthcare, Inc.	175	75,823	1.00%
Cognizant Technology Solutions Corporation	1,389	73,498	0.97%
Tractor Supply Company	1,892	66,417	0.87%
		$7,606,794	100.00%

See accompanying notes to financial statements.	CRM Funds
37

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) April 30, 2026 (Unaudited)

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1527) Index total return swap with Morgan Stanley Bank as of April 30, 2026, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Advanced Micro Devices, Inc.	293	$103,873	1.37%
Nokia Corporation, Class A	7,601	98,124	1.29%
Western Digital Corporation	215	93,576	1.23%
Caterpillar, Inc.	101	89,821	1.18%
Teva Pharmaceutical Industries Ltd. - ADR	2,516	88,240	1.16%
Carrier Global Corporation	1,307	87,780	1.16%
CVS Health Corporation	1,052	87,626	1.15%
O’Reilly Automotive, Inc.	868	86,268	1.14%
Casey’s General Stores, Inc.	105	86,196	1.14%
Starbucks Corporation	814	85,761	1.13%
Eaton Corporation PLC	198	85,595	1.13%
Cummins, Inc.	127	84,920	1.12%
nVent Electric PLC	593	84,779	1.12%
Automatic Data Processing, Inc.	398	84,368	1.11%
NetApp, Inc.	754	83,569	1.10%
General Dynamics Corporation	243	83,516	1.10%
Equity Residential	1,270	83,043	1.09%
Restaurant Brands International, Inc.	1,021	82,373	1.09%
Jabil, Inc.	244	82,325	1.08%
Westinghouse Air Brake Technologies Corporation	305	82,283	1.08%
Boeing Company (The)	358	81,980	1.08%
Costco Wholesale Corporation	81	81,914	1.08%
United Parcel Service, Class B	752	81,838	1.08%
Canadian Imperial Bank of Commerce	732	81,628	1.08%
Allstate Corporation (The)	374	81,356	1.07%
Albemarle Corporation	414	81,340	1.07%
PepsiCo, Inc.	513	81,336	1.07%
W. R. Berkley Corporation	1,217	81,333	1.07%
Anheuser-Busch InBev S.A. - ADR	1,074	81,103	1.07%
Church & Dwight Company, Inc.	834	80,992	1.07%
Moody’s Corporation	175	80,906	1.07%
Kroger Company (The)	1,187	80,780	1.06%
US Foods Holding Corporation	864	80,756	1.06%
J.B. Hunt Transport Services, Inc.	320	80,544	1.06%
W. W. Grainger, Inc.	69	80,445	1.06%
AT&T, Inc.	3,077	80,412	1.06%
Ross Stores, Inc.	353	80,404	1.06%
Target Corporation	619	80,300	1.06%

See accompanying notes to financial statements.	CRM Funds
38

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) April 30, 2026 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Johnson & Johnson	349	$80,273	1.06%
United Therapeutics Corporation	140	80,273	1.06%
Apple, Inc.	295	80,065	1.06%
Darden Restaurants, Inc.	399	80,051	1.06%
Snap-on, Inc.	208	79,846	1.05%
Adobe, Inc.	324	79,747	1.05%
Realty Income Corporation	1,241	79,722	1.05%
Amgen, Inc.	230	79,667	1.05%
Rockwell Automation, Inc.	195	79,633	1.05%
CH Robinson Worldwide, Inc.	438	79,629	1.05%
Progressive Corporation	395	79,578	1.05%
NVIDIA Corporation	399	79,574	1.05%
Fastenal Company	1,768	79,452	1.05%
Roper Technologies, Inc.	224	79,434	1.05%
Estee Lauder Companies, Inc. (The)	1,035	79,387	1.05%
Dick’s Sporting Goods, Inc.	349	79,274	1.04%
Motorola Solutions, Inc.	180	79,144	1.04%
Goldman Sachs Group, Inc. (The)	86	79,029	1.04%
Constellation Brands, Inc.	504	78,933	1.04%
Sysco Corporation	1,056	78,929	1.04%
Prologis, Inc.	556	78,894	1.04%
Cintas Corporation	451	78,772	1.04%
Extra Space Storage, Inc.	548	78,582	1.04%
Blackstone, Inc.	625	78,436	1.03%
Pfizer, Inc.	2,928	78,166	1.03%
Hershey Company (The)	421	78,163	1.03%
Brookfield Corporation	1,727	77,907	1.03%
Mettler-Toledo International, Inc.	61	77,644	1.02%
Intuit, Inc.	199	77,316	1.02%
Steris Corporation	356	77,175	1.02%
Emerson Electric Company	549	77,092	1.02%
McDonald’s Corporation	262	77,062	1.02%
General Motors Company	1,000	76,915	1.01%
Illumina, Inc.	606	76,855	1.01%
Old Dominion Freight Line, Inc.	361	76,617	1.01%
McKesson Corporation	94	76,455	1.01%
Salesforce, Inc.	433	76,354	1.01%
Ecolab, Inc.	292	76,159	1.00%
Hilton Worldwide Holdings, Inc.	235	76,144	1.00%
Tapestry, Inc.	524	76,071	1.00%
Lowe’s Companies, Inc.	318	75,954	1.00%
Ulta Beauty, Inc.	141	75,672	1.00%
Ford Motor Company	6,260	75,621	1.00%

See accompanying notes to financial statements.	CRM Funds
39

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) April 30, 2026 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Home Depot, Inc. (The)	230	$75,473	0.99%
Sherwin-Williams Company (The)	234	75,338	0.99%
Hubbell, Inc.	147	74,953	0.99%
PACCAR, Inc.	628	74,595	0.98%
Waters Corporation	240	74,234	0.98%
Ralph Lauren Corporation	207	74,179	0.98%
Dollar General Corporation	637	73,826	0.97%
Cardinal Health, Inc.	382	73,585	0.97%
HCA Healthcare, Inc.	169	73,206	0.96%
Snowflake, Inc., Class A	536	73,085	0.96%
Williams-Sonoma, Inc.	399	72,267	0.95%
Coinbase Global, Inc., Class A	381	71,483	0.94%
Cognizant Technology Solutions Corporation	1,337	70,726	0.93%
Tractor Supply Company	1,798	63,108	0.83%
		$7,589,127	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1528) Index total return swap with Morgan Stanley Bank as of April 30, 2026, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Advanced Micro Devices, Inc.	353	$125,250	1.63%
Nokia Corporation, Class A	9,665	124,777	1.63%
Western Digital Corporation	262	113,798	1.48%
Teva Pharmaceutical Industries Ltd. - ADR	3,212	112,660	1.47%
Caterpillar, Inc.	126	111,776	1.46%
Carrier Global Corporation	1,629	109,411	1.43%
General Dynamics Corporation	309	106,316	1.39%
Equity Residential	1,625	106,254	1.39%
Eaton Corporation PLC	245	106,236	1.39%
Cummins, Inc.	157	105,554	1.38%
Westinghouse Air Brake Technologies Corporation	390	105,301	1.37%
Boeing Company (The)	459	105,044	1.37%
Automatic Data Processing, Inc.	495	105,011	1.37%
nVent Electric PLC	734	104,846	1.37%
Church & Dwight Company, Inc.	1,078	104,669	1.36%
Anheuser-Busch InBev S.A. - ADR	1,381	104,343	1.36%
Canadian Imperial Bank of Commerce	926	103,203	1.35%
United Parcel Service, Class B	946	102,871	1.34%
PepsiCo, Inc.	649	102,833	1.34%
W. R. Berkley Corporation	1,537	102,715	1.34%

See accompanying notes to financial statements.	CRM Funds
40

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) April 30, 2026 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
US Foods Holding Corporation	1,096	$102,479	1.34%
Apple, Inc.	378	102,473	1.34%
Johnson & Johnson	444	102,157	1.33%
Jabil, Inc.	301	101,665	1.33%
Estee Lauder Companies, Inc. (The)	1,325	101,643	1.33%
AT&T, Inc.	3,884	101,488	1.32%
Moody’s Corporation	219	101,011	1.32%
Allstate Corporation (The)	465	100,945	1.32%
Amgen, Inc.	291	100,922	1.32%
Realty Income Corporation	1,571	100,894	1.32%
J.B. Hunt Transport Services, Inc.	400	100,693	1.31%
Prologis, Inc.	708	100,588	1.31%
Snap-on, Inc.	262	100,470	1.31%
Sysco Corporation	1,344	100,410	1.31%
NVIDIA Corporation	503	100,361	1.31%
Extra Space Storage, Inc.	700	100,300	1.31%
Constellation Brands, Inc.	640	100,280	1.31%
Rockwell Automation, Inc.	245	100,240	1.31%
Goldman Sachs Group, Inc. (The)	108	100,216	1.31%
United Therapeutics Corporation	175	100,147	1.31%
Adobe, Inc.	407	100,078	1.30%
W. W. Grainger, Inc.	86	99,686	1.30%
Albemarle Corporation	507	99,646	1.30%
Cintas Corporation	570	99,633	1.30%
NetApp, Inc.	899	99,591	1.30%
CH Robinson Worldwide, Inc.	547	99,515	1.30%
Kroger Company (The)	1,461	99,436	1.30%
Steris Corporation	458	99,340	1.30%
Motorola Solutions, Inc.	226	99,062	1.29%
Hershey Company (The)	533	98,935	1.29%
Fastenal Company	2,199	98,824	1.29%
Pfizer, Inc.	3,681	98,272	1.28%
Roper Technologies, Inc.	277	98,268	1.28%
Blackstone, Inc.	782	98,233	1.28%
General Motors Company	1,272	97,771	1.27%
Brookfield Corporation	2,164	97,660	1.27%
Progressive Corporation	484	97,504	1.27%
Emerson Electric Company	694	97,470	1.27%
McKesson Corporation	119	97,289	1.27%
Mettler-Toledo International, Inc.	76	96,900	1.26%
Ecolab, Inc.	371	96,717	1.26%
Sherwin-Williams Company (The)	300	96,612	1.26%
Illumina, Inc.	762	96,526	1.26%

See accompanying notes to financial statements.	CRM Funds
41

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) April 30, 2026 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Intuit, Inc.	248	$96,458	1.26%
Coinbase Global, Inc., Class A	513	96,321	1.26%
D.R. Horton, Inc.	620	95,349	1.24%
Old Dominion Freight Line, Inc.	448	95,147	1.24%
Ford Motor Company	7,865	95,011	1.24%
Salesforce, Inc.	537	94,833	1.24%
PACCAR, Inc.	797	94,638	1.23%
Cardinal Health, Inc.	491	94,611	1.23%
Hubbell, Inc.	183	93,023	1.21%
Waters Corporation	300	92,721	1.21%
HCA Healthcare, Inc.	213	92,681	1.21%
Snowflake, Inc., Class A	666	90,941	1.19%
Cognizant Technology Solutions Corporation	1,663	87,963	1.15%
		$7,664,915	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1529) Index total return swap with Morgan Stanley Bank as of April 30, 2026, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Nokia Corporation, Class A	10,613	$137,019	1.78%
Advanced Micro Devices, Inc.	345	122,246	1.59%
Teva Pharmaceutical Industries Ltd. - ADR	3,352	117,553	1.53%
Western Digital Corporation	269	116,864	1.52%
Carrier Global Corporation	1,725	115,898	1.51%
Caterpillar, Inc.	129	115,158	1.50%
General Dynamics Corporation	326	112,335	1.46%
Equity Residential	1,696	110,889	1.44%
Automatic Data Processing, Inc.	519	109,966	1.43%
Cummins, Inc.	164	109,852	1.43%
Anheuser-Busch InBev S.A. - ADR	1,450	109,564	1.43%
Eaton Corporation PLC	253	109,487	1.42%
Church & Dwight Company, Inc.	1,126	109,334	1.42%
United Parcel Service, Class B	994	108,126	1.41%
Westinghouse Air Brake Technologies Corporation	400	107,997	1.40%
PepsiCo, Inc.	680	107,846	1.40%
Canadian Imperial Bank of Commerce	964	107,385	1.40%
nVent Electric PLC	747	106,717	1.39%
J.B. Hunt Transport Services, Inc.	424	106,554	1.39%
Johnson & Johnson	463	106,384	1.38%
Allstate Corporation (The)	489	106,163	1.38%

See accompanying notes to financial statements.	CRM Funds
42

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) April 30, 2026 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Extra Space Storage, Inc.	741	$106,159	1.38%
Realty Income Corporation	1,652	106,135	1.38%
US Foods Holding Corporation	1,134	106,043	1.38%
Albemarle Corporation	539	105,984	1.38%
W. W. Grainger, Inc.	91	105,298	1.37%
AT&T, Inc.	4,028	105,252	1.37%
Rockwell Automation, Inc.	257	105,134	1.37%
Prologis, Inc.	740	105,092	1.37%
Jabil, Inc.	311	104,987	1.37%
Fastenal Company	2,335	104,928	1.37%
Snap-on, Inc.	274	104,927	1.36%
Amgen, Inc.	303	104,748	1.36%
Estee Lauder Companies, Inc. (The)	1,365	104,716	1.36%
Cintas Corporation	599	104,678	1.36%
Kroger Company (The)	1,537	104,648	1.36%
Constellation Brands, Inc.	667	104,448	1.36%
NetApp, Inc.	943	104,412	1.36%
CH Robinson Worldwide, Inc.	574	104,338	1.36%
Pfizer, Inc.	3,905	104,257	1.36%
United Therapeutics Corporation	182	104,112	1.35%
Motorola Solutions, Inc.	237	104,025	1.35%
Apple, Inc.	383	103,951	1.35%
Progressive Corporation	516	103,910	1.35%
Boeing Company (The)	452	103,630	1.35%
W. R. Berkley Corporation	1,550	103,609	1.35%
Moody’s Corporation	224	103,556	1.35%
Sysco Corporation	1,386	103,512	1.35%
Goldman Sachs Group, Inc. (The)	112	103,409	1.35%
NVIDIA Corporation	517	103,134	1.34%
Hershey Company (The)	555	103,034	1.34%
Emerson Electric Company	733	102,940	1.34%
McKesson Corporation	126	102,877	1.34%
Brookfield Corporation	2,266	102,224	1.33%
Mettler-Toledo International, Inc.	80	101,975	1.33%
General Motors Company	1,325	101,853	1.33%
Roper Technologies, Inc.	287	101,802	1.32%
Illumina, Inc.	802	101,633	1.32%
Steris Corporation	468	101,526	1.32%
Ecolab, Inc.	389	101,406	1.32%
Blackstone, Inc.	807	101,300	1.32%
Old Dominion Freight Line, Inc.	476	101,056	1.31%
Cardinal Health, Inc.	522	100,646	1.31%
Adobe, Inc.	409	100,625	1.31%

See accompanying notes to financial statements.	CRM Funds
43

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) April 30, 2026 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Sherwin-Williams Company (The)	312	$100,420	1.31%
Ford Motor Company	8,286	100,091	1.30%
Intuit, Inc.	256	99,481	1.29%
PACCAR, Inc.	835	99,243	1.29%
Salesforce, Inc.	551	97,331	1.27%
Hubbell, Inc.	190	96,733	1.26%
HCA Healthcare, Inc.	222	96,457	1.25%
Cognizant Technology Solutions Corporation	1,779	94,131	1.22%
Snowflake, Inc., Class A	673	91,800	1.19%
		$7,686,953	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1530) Index total return swap with Morgan Stanley Bank as of April 30, 2026, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Advanced Micro Devices, Inc.	3,142	$1,113,913	14.21%
Western Digital Corporation	2,380	1,034,171	13.20%
Workday, Inc., Class A	8,367	1,024,114	13.07%
Adobe, Inc.	4,015	988,022	12.61%
Intuit, Inc.	2,503	972,454	12.41%
Coinbase Global, Inc., Class A	4,847	910,188	11.62%
D.R. Horton, Inc.	5,842	898,910	11.47%
Snowflake, Inc., Class A	6,554	894,361	11.41%
		$7,836,133	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1531) Index total return swap with Morgan Stanley Bank as of April 30, 2026, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Nokia Corporation, Class A	8,706	$112,396	1.44%
Teva Pharmaceutical Industries Ltd. - ADR	2,972	104,232	1.34%
Carrier Global Corporation	1,494	100,326	1.29%
General Dynamics Corporation	291	100,105	1.29%
Automatic Data Processing, Inc.	463	98,206	1.26%
Caterpillar, Inc.	110	97,568	1.25%
CVS Health Corporation	1,168	97,317	1.25%
Starbucks Corporation	923	97,213	1.25%

See accompanying notes to financial statements.	CRM Funds
44

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) April 30, 2026 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
O’Reilly Automotive, Inc.	978	$97,197	1.25%
Equity Residential	1,463	95,629	1.23%
Albemarle Corporation	484	95,113	1.22%
Anheuser-Busch InBev S.A. - ADR	1,255	94,805	1.22%
Blackstone, Inc.	749	94,008	1.21%
Casey’s General Stores, Inc.	114	93,640	1.20%
Workday, Inc., Class A	760	93,073	1.19%
Church & Dwight Company, Inc.	958	93,021	1.19%
Eaton Corporation PLC	215	93,019	1.19%
Allstate Corporation (The)	428	92,940	1.19%
PepsiCo, Inc.	586	92,853	1.19%
Rockwell Automation, Inc.	227	92,821	1.19%
NetApp, Inc.	838	92,792	1.19%
Canadian Imperial Bank of Commerce	832	92,662	1.19%
United Parcel Service, Class B	851	92,581	1.19%
Cummins, Inc.	138	92,480	1.19%
Walmart, Inc.	701	92,475	1.19%
Realty Income Corporation	1,438	92,374	1.19%
Moody’s Corporation	200	92,224	1.18%
Kroger Company (The)	1,355	92,204	1.18%
J.B. Hunt Transport Services, Inc.	366	92,143	1.18%
W. W. Grainger, Inc.	79	92,126	1.18%
Westinghouse Air Brake Technologies Corporation	341	92,031	1.18%
Johnson & Johnson	400	92,007	1.18%
Extra Space Storage, Inc.	641	91,861	1.18%
United Therapeutics Corporation	161	91,739	1.18%
Ross Stores, Inc.	402	91,637	1.18%
Fastenal Company	2,038	91,555	1.18%
nVent Electric PLC	641	91,533	1.18%
Amgen, Inc.	264	91,515	1.17%
HCA Healthcare, Inc.	211	91,485	1.17%
W. R. Berkley Corporation	1,369	91,476	1.17%
Dick’s Sporting Goods, Inc.	403	91,473	1.17%
Roper Technologies, Inc.	258	91,429	1.17%
Constellation Brands, Inc.	584	91,404	1.17%
Costco Wholesale Corporation	90	91,370	1.17%
US Foods Holding Corporation	977	91,349	1.17%
Progressive Corporation	453	91,243	1.17%
Motorola Solutions, Inc.	208	91,226	1.17%
Apple, Inc.	336	91,163	1.17%
Prologis, Inc.	641	91,015	1.17%
Darden Restaurants, Inc.	453	90,839	1.17%
AT&T, Inc.	3,476	90,823	1.17%

See accompanying notes to financial statements.	CRM Funds
45

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) April 30, 2026 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Restaurant Brands International, Inc.	1,126	$90,818	1.17%
Mettler-Toledo International, Inc.	71	90,651	1.16%
Tapestry, Inc.	624	90,535	1.16%
Emerson Electric Company	644	90,480	1.16%
CH Robinson Worldwide, Inc.	498	90,459	1.16%
Cintas Corporation	518	90,450	1.16%
Brookfield Corporation	2,002	90,345	1.16%
Pfizer, Inc.	3,373	90,054	1.16%
Jabil, Inc.	267	89,957	1.15%
Estee Lauder Companies, Inc. (The)	1,170	89,767	1.15%
Boeing Company (The)	392	89,730	1.15%
General Motors Company	1,167	89,712	1.15%
McKesson Corporation	110	89,646	1.15%
McDonald’s Corporation	304	89,311	1.15%
Home Depot, Inc. (The)	271	89,144	1.14%
Steris Corporation	411	89,046	1.14%
Lowe’s Companies, Inc.	373	88,957	1.14%
Sysco Corporation	1,189	88,865	1.14%
Ford Motor Company	7,356	88,859	1.14%
Hershey Company (The)	476	88,336	1.13%
Ecolab, Inc.	338	88,062	1.13%
Ralph Lauren Corporation	245	87,975	1.13%
Old Dominion Freight Line, Inc.	414	87,940	1.13%
Hilton Worldwide Holdings, Inc.	271	87,929	1.13%
Cardinal Health, Inc.	456	87,890	1.13%
Ulta Beauty, Inc.	163	87,631	1.13%
D.R. Horton, Inc.	570	87,626	1.12%
Dollar General Corporation	754	87,422	1.12%
Cognizant Technology Solutions Corporation	1,652	87,414	1.12%
NVIDIA Corporation	437	87,262	1.12%
Sherwin-Williams Company (The)	270	86,727	1.11%
Williams-Sonoma, Inc.	478	86,602	1.11%
PACCAR, Inc.	717	85,186	1.09%
Hubbell, Inc.	165	83,673	1.07%
		$7,794,177	100.00%

See accompanying notes to financial statements.	CRM Funds
46

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) April 30, 2026 (Unaudited)

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1532) Index total return swap with Morgan Stanley Bank as of April 30, 2026, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Nokia Corporation, Class A	11,574	$149,421	1.92%
Teva Pharmaceutical Industries Ltd. - ADR	3,984	139,716	1.79%
O’Reilly Automotive, Inc.	1,354	134,598	1.73%
Starbucks Corporation	1,272	134,002	1.72%
CVS Health Corporation	1,589	132,372	1.70%
Equity Residential	1,998	130,652	1.68%
Blackstone, Inc.	1,035	129,927	1.67%
Workday, Inc., Class A	1,057	129,367	1.66%
Walmart, Inc.	976	128,773	1.65%
Kroger Company (The)	1,890	128,638	1.65%
Anheuser-Busch InBev S.A. - ADR	1,699	128,342	1.65%
PepsiCo, Inc.	808	128,085	1.64%
US Foods Holding Corporation	1,369	127,945	1.64%
Extra Space Storage, Inc.	892	127,920	1.64%
AT&T, Inc.	4,880	127,514	1.64%
Realty Income Corporation	1,985	127,494	1.63%
Restaurant Brands International, Inc.	1,579	127,395	1.63%
Casey’s General Stores, Inc.	155	127,269	1.63%
NetApp, Inc.	1,148	127,213	1.63%
Johnson & Johnson	553	127,030	1.63%
Amgen, Inc.	366	126,759	1.63%
Church & Dwight Company, Inc.	1,305	126,704	1.62%
Motorola Solutions, Inc.	289	126,681	1.62%
Costco Wholesale Corporation	125	126,599	1.62%
Allstate Corporation (The)	581	126,316	1.62%
Prologis, Inc.	889	126,316	1.62%
Apple, Inc.	465	126,278	1.62%
McDonald’s Corporation	429	125,988	1.62%
Canadian Imperial Bank of Commerce	1,128	125,756	1.61%
Constellation Brands, Inc.	803	125,742	1.61%
W. R. Berkley Corporation	1,881	125,722	1.61%
Darden Restaurants, Inc.	627	125,703	1.61%
United Therapeutics Corporation	220	125,495	1.61%
Ross Stores, Inc.	551	125,429	1.61%
Brookfield Corporation	2,779	125,371	1.61%
Moody’s Corporation	270	124,837	1.60%
Mettler-Toledo International, Inc.	98	124,724	1.60%
Pfizer, Inc.	4,649	124,119	1.59%

See accompanying notes to financial statements.	CRM Funds
47

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) April 30, 2026 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Progressive Corporation	617	$124,105	1.59%
Hershey Company (The)	668	124,036	1.59%
Ulta Beauty, Inc.	231	124,034	1.59%
Estee Lauder Companies, Inc. (The)	1,611	123,555	1.58%
Sysco Corporation	1,653	123,463	1.58%
Jabil, Inc.	365	123,327	1.58%
Tapestry, Inc.	850	123,321	1.58%
Home Depot, Inc. (The)	375	123,225	1.58%
Dick’s Sporting Goods, Inc.	543	123,223	1.58%
Dollar General Corporation	1,061	122,977	1.58%
General Motors Company	1,597	122,828	1.57%
Lowe’s Companies, Inc.	513	122,606	1.57%
McKesson Corporation	150	122,564	1.57%
Steris Corporation	560	121,561	1.56%
Hilton Worldwide Holdings, Inc.	375	121,398	1.56%
HCA Healthcare, Inc.	279	121,375	1.56%
Ecolab, Inc.	465	121,153	1.55%
Cognizant Technology Solutions Corporation	2,280	120,593	1.55%
Ralph Lauren Corporation	336	120,590	1.55%
Ford Motor Company	9,971	120,449	1.54%
Sherwin-Williams Company (The)	371	119,168	1.53%
Cardinal Health, Inc.	615	118,715	1.52%
Williams-Sonoma, Inc.	648	117,508	1.51%
NVIDIA Corporation	575	114,740	1.47%
		$7,798,726	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1533) Index total return swap with Morgan Stanley Bank as of April 30, 2026, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Nokia Corporation, Class A	15,762	$203,483	2.64%
Teva Pharmaceutical Industries Ltd. - ADR	5,633	197,540	2.56%
US Foods Holding Corporation	1,971	184,236	2.39%
Blackstone, Inc.	1,466	184,057	2.39%
NetApp, Inc.	1,645	182,203	2.36%
Jabil, Inc.	538	181,692	2.36%
Brookfield Corporation	4,027	181,691	2.36%
Amgen, Inc.	525	181,611	2.36%
Sysco Corporation	2,428	181,360	2.35%
Canadian Imperial Bank of Commerce	1,626	181,147	2.35%

See accompanying notes to financial statements.	CRM Funds
48

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) April 30, 2026 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Kroger Company (The)	2,661	$181,141	2.35%
Extra Space Storage, Inc.	1,263	181,024	2.35%
Anheuser-Busch InBev S.A. - ADR	2,393	180,811	2.34%
PepsiCo, Inc.	1,140	180,614	2.34%
Mettler-Toledo International, Inc.	141	180,100	2.34%
Realty Income Corporation	2,803	180,041	2.33%
Workday, Inc., Class A	1,470	179,900	2.33%
Motorola Solutions, Inc.	410	179,864	2.33%
Johnson & Johnson	782	179,718	2.33%
Moody’s Corporation	389	179,608	2.33%
Pfizer, Inc.	6,726	179,587	2.33%
Constellation Brands, Inc.	1,146	179,471	2.33%
HCA Healthcare, Inc.	412	179,150	2.32%
Allstate Corporation (The)	823	178,815	2.32%
United Therapeutics Corporation	313	178,808	2.32%
Equity Residential	2,734	178,736	2.32%
Prologis, Inc.	1,258	178,724	2.32%
AT&T, Inc.	6,834	178,585	2.32%
Apple, Inc.	658	178,528	2.32%
Church & Dwight Company, Inc.	1,835	178,070	2.31%
W. R. Berkley Corporation	2,654	177,337	2.30%
Estee Lauder Companies, Inc. (The)	2,310	177,206	2.30%
Sherwin-Williams Company (The)	549	176,646	2.29%
Progressive Corporation	877	176,572	2.29%
Hershey Company (The)	948	176,041	2.28%
Steris Corporation	810	175,781	2.28%
McKesson Corporation	213	173,884	2.26%
Ecolab, Inc.	667	173,864	2.25%
Ford Motor Company	14,363	173,511	2.25%
General Motors Company	2,256	173,460	2.25%
Cognizant Technology Solutions Corporation	3,231	170,933	2.22%
Cardinal Health, Inc.	866	167,080	2.17%
NVIDIA Corporation	836	166,744	2.16%
		$7,709,374	100.00%

See accompanying notes to financial statements.	CRM Funds
49

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) April 30, 2026 (Unaudited)

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1534) Index total return swap with Morgan Stanley Bank as of April 30, 2026, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Blackstone, Inc.	1,474	$185,115	2.41%
Brookfield Corporation	4,092	184,618	2.40%
Constellation Brands, Inc.	1,174	183,898	2.39%
Anheuser-Busch InBev S.A. - ADR	2,426	183,287	2.39%
Nokia Corporation, Class A	14,177	183,019	2.38%
Canadian Imperial Bank of Commerce	1,640	182,740	2.38%
Mettler-Toledo International, Inc.	142	181,833	2.37%
Amgen, Inc.	523	180,940	2.36%
US Foods Holding Corporation	1,935	180,916	2.36%
Allstate Corporation (The)	832	180,741	2.35%
Prologis, Inc.	1,272	180,711	2.35%
Motorola Solutions, Inc.	412	180,672	2.35%
PepsiCo, Inc.	1,137	180,279	2.35%
Extra Space Storage, Inc.	1,257	180,159	2.35%
Steris Corporation	831	180,153	2.35%
NetApp, Inc.	1,626	180,086	2.35%
Pfizer, Inc.	6,727	179,599	2.34%
Ecolab, Inc.	688	179,386	2.34%
Realty Income Corporation	2,791	179,291	2.33%
AT&T, Inc.	6,860	179,246	2.33%
D.R. Horton, Inc.	1,165	179,214	2.33%
Kroger Company (The)	2,632	179,193	2.33%
Estee Lauder Companies, Inc. (The)	2,334	179,020	2.33%
Sherwin-Williams Company (The)	556	178,729	2.33%
Johnson & Johnson	777	178,582	2.33%
Jabil, Inc.	529	178,560	2.33%
Sysco Corporation	2,388	178,407	2.32%
Church & Dwight Company, Inc.	1,836	178,219	2.32%
Apple, Inc.	654	177,411	2.31%
Moody’s Corporation	384	177,308	2.31%
General Motors Company	2,305	177,262	2.31%
Progressive Corporation	880	177,185	2.31%
United Therapeutics Corporation	309	176,726	2.30%
Workday, Inc., Class A	1,443	176,596	2.30%
HCA Healthcare, Inc.	406	176,505	2.30%
Equity Residential	2,700	176,505	2.30%
W. R. Berkley Corporation	2,638	176,323	2.30%
Teva Pharmaceutical Industries Ltd. - ADR	4,993	175,092	2.28%

See accompanying notes to financial statements.	CRM Funds
50

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Concluded) April 30, 2026 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Ford Motor Company	14,431	$174,331	2.27%
Hershey Company (The)	934	173,446	2.26%
Cognizant Technology Solutions Corporation	3,229	170,827	2.22%
NVIDIA Corporation	844	168,468	2.19%
Cardinal Health, Inc.	871	167,983	2.19%
		$7,678,581	100.00%

See accompanying notes to financial statements.	CRM Funds
51

CRM FUNDS STATEMENTS OF ASSETS AND LIABILITIES April 30, 2026 (Unaudited)

	CRM Small Cap Value Fund	CRM Small/Mid Cap Value Fund	CRM Mid Cap Value Fund
ASSETS:
Investments in securities
Investments in securities, at cost	$61,468,577	$133,529,282	$218,595,099
Net unrealized appreciation	12,240,223	22,628,292	51,546,656
Total investments in securities, at value[1]	73,708,800	156,157,574	270,141,755
Cash	—	—	138
Receivable for securities sold	582,362	—	1,736,842
Dividends and interest receivable	28,410	32,001	26,806
Receivable for fund shares sold	1,543	4,250,496	52,148
Receivable for securities lending income	464	885	873
Other assets	5,692	31,593	24,736
Total Assets	74,327,271	160,472,549	271,983,298

LIABILITIES:
Obligation to return securities lending collateral	2,873,917	3,825,902	6,385,806
Payable for fund shares redeemed	18,911	119,642	124,736
Payable for securities purchased	519,661	—	785,975
Accrued advisory fee	36,177	86,213	128,501
Trustees fees payable	—	183	5,344
Other accrued expenses	31,266	62,311	143,412
Total Liabilities	3,479,932	4,094,251	7,573,774
NET ASSETS	$70,847,339	$156,378,298	$264,409,524
COMPONENTS OF NET ASSETS
Paid in capital	$54,396,192	$121,721,673	$189,484,915
Total distributable earnings	$16,451,147	34,656,625	74,924,609
NET ASSETS	$70,847,339	$156,378,298	$264,409,524
NET ASSET VALUE PER SHARE
INVESTOR CLASS SHARES
Net assets	$25,476,054	$13,551,929	$111,890,258
Shares of Beneficial Interest Outstanding ($0.01 par value, unlimited authorized shares)	1,830,880	1,152,874	4,688,354
Net asset value, offering and redemption price per share	$13.91	$11.75	$23.87
INSTITUTIONAL CLASS SHARES
Net assets	$45,371,285	$142,826,369	$152,519,266
Shares of Beneficial Interest Outstanding ($0.01 par value, unlimited authorized shares)	2,486,113	11,503,547	5,957,930
Net asset value, offering and redemption price per share	$18.25	$12.42	$25.60

[1] Includes securities loaned of:	$2,858,145	$3,897,778	$6,455,757

See accompanying notes to financial statements.	CRM Funds
52

CRM FUNDS STATEMENTS OF ASSETS AND LIABILITIES April 30, 2026 (Unaudited)

	CRM All Cap Value Fund	CRM Long/Short Opportunities Fund
ASSETS:
Investments in securities
Investments in securities, at cost	$16,880,262	$410,306,389
Net unrealized appreciation	3,580,472	41,695,269
Total investments in securities, at value[1]	20,460,734	452,001,658
Cash pledged with broker for securities sold short	—	93,435,715
Cash pledged with broker for swap agreements	—	263,485
Unrealized appreciation on swap agreements	—	97,920
Receivable for securities sold	76,113	1,052,412
Receivable for fund shares sold	—	860,591
Dividends and interest receivable	1,458	357,872
Receivable for securities lending income	166	—
Other assets	21,797	59,606
Total Assets	20,560,268	548,129,259

LIABILITIES:
Obligation to return securities lending collateral	915,090	—
Securities sold short, at value (proceeds $0 and $87,040,874, respectively)	—	87,247,457
Payable for fund shares redeemed	—	178,628
Payable for securities purchased	1,251	2,398,688
Unrealized depreciation on swap agreements	—	2,060,290
Payable for dividends on securities sold short	—	4,729
Accrued advisory fee	6,644	368,041
Other accrued expenses	7,603	49,486
Total Liabilities	930,588	92,307,319
NET ASSETS	$19,629,680	$455,821,940
COMPONENTS OF NET ASSETS
Paid in capital	$12,968,951	$434,563,807
Total distributable earnings	6,660,729	21,258,133
NET ASSETS	$19,629,680	$455,821,940
NET ASSET VALUE PER SHARE
INVESTOR CLASS SHARES
Net assets	$7,580,429
Shares of Beneficial Interest Outstanding ($0.01 par value, unlimited authorized shares)	969,999
Net asset value, offering and redemption price per share	$7.81
INSTITUTIONAL CLASS SHARES
Net assets	$12,049,251	$455,821,940
Shares of Beneficial Interest Outstanding ($0.01 par value, unlimited authorized shares)	1,469,963	34,263,333
Net asset value, offering and redemption price per share	$8.20	$13.30

[1] Includes securities loaned of:	$911,141	$—

See accompanying notes to financial statements.	CRM Funds
53

CRM FUNDS STATEMENTS OF OPERATIONS FOR THE PERIOD ENDED APRIL 30, 2026 (Unaudited)

	CRM Small Cap Value Fund	CRM Small/Mid Cap Value Fund	CRM Mid Cap Value Fund
	Six Months Ended April 30, 2026 (Unaudited)	Six Months Ended April 30, 2026 (Unaudited)	Six Months Ended April 30, 2026 (Unaudited)
INVESTMENT INCOME:
Dividends and interest	$652,296	$1,220,092	$1,870,253
Net securities lending income	1,295	3,235	5,063
Foreign tax withheld	—	—	(3,378)
Total investment income	653,591	1,223,327	1,871,938

EXPENSES:
Investment advisory fees	252,470	522,783	978,652
Sub-Transfer agent fees - Institutional Shares	9,397	40,662	60,035
Shareholder Services - Investor Shares	31,104	15,913	147,889
Registration fees	16,458	17,744	19,829
Administration and accounting fees	17,429	30,046	51,223
Transfer agent fees	8,748	19,089	25,564
Custody fees	7,294	7,294	7,294
Audit and tax fees	6,282	8,336	12,422
Insurance fees	2,400	5,379	10,571
Trustee fees and expenses	2,889	5,732	11,474
Legal fees	4,084	8,247	16,614
Shareholder reports	1,778	3,375	6,535
Reflow fees and expenses	2,588	20,932	53,291
Other expenses	6,657	14,164	16,458
Total expenses	369,578	719,696	1,417,851
NET INVESTMENT INCOME	284,013	503,631	454,087

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	3,592,444	11,493,729	11,838,250
Redemptions in kind	1,039,020	3,042,443	15,036,159
Foreign currency transactions	—	—	179
Net realized gain	4,631,464	14,536,172	26,874,588
Net change in unrealized appreciation (depreciation) on:
Investments	4,741,148	5,238,059	6,295,108
Foreign currency transactions	—	—	233
Net change in unrealized appreciation (depreciation)	4,741,148	5,238,059	6,295,341
Net realized and unrealized gain on investments and foreign currency	9,372,612	19,774,231	33,169,929
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,656,625	$20,277,862	$33,624,016

See accompanying notes to financial statements.	CRM Funds
54

CRM FUNDS STATEMENTS OF OPERATIONS FOR THE PERIOD ENDED APRIL 30, 2026 (Unaudited) (Continued)

	CRM All Cap Value Fund	CRM Long/Short Opportunities Fund
	Six Months Ended April 30, 2026 (Unaudited)	Six Months Ended April 30, 2026 (Unaudited)
INVESTMENT INCOME:
Dividends and interest	$124,616	$3,773,104
Net securities lending income	762	—
Foreign tax withheld	(105)	—
Total investment income	125,273	3,773,104

EXPENSES:
Investment advisory fees	67,225	2,838,705
Dividend expense on securities sold short	—	575,573
Sub-Transfer agent fees - Institutional Shares	149	67,104
Shareholder Services - Investor Shares	8,934	—
Registration fees	15,349	12,636
Administration and accounting fees	10,607	75,273
Custody fees	7,294	8,041
Transfer agent fees	4,975	34,078
Audit and tax fees	4,896	16,661
Trustee fees and expenses	1,004	21,585
Insurance fees	916	15,986
Legal fees	1,285	22,980
Shareholder reports	680	12,582
Reflow fees and expenses	3,362	40,247
Other expenses	4,647	12,868
Total expenses	131,323	3,754,319
Expenses waived	(7,276)	(148,818)
Net expenses	124,047	3,605,501
NET INVESTMENT INCOME (LOSS)	1,226	167,603

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, DERIVATIVES AND FOREIGN CURRENCY
Net realized gain (loss) from:
Investments	$2,294,514	$6,159,494
In-kind transactions	991,006	6,681,751
Securities sold short	—	(5,640,266)
Swap agreements	—	(3,602,726)
Purchased Options	—	(79,153)
Written Options	—	168,961
Foreign currency transactions	—	37,638
Net realized gain	3,285,520	3,725,699

See accompanying notes to financial statements.	CRM Funds
55

CRM FUNDS STATEMENTS OF OPERATIONS FOR THE PERIOD ENDED APRIL 30, 2026 (Unaudited) (Continued)

	CRM All Cap Value Fund	CRM Long/Short Opportunities Fund
	Six Months Ended April 30, 2026 (Unaudited)	Six Months Ended April 30, 2026 (Unaudited)
Net change in unrealized appreciation (depreciation) on:
Investments	(12,561)	17,597,897
Securities sold short	—	(2,102,177)
Swap agreements	—	(755,432)
Foreign currency transactions	—	(62,943)
Net change in unrealized appreciation (depreciation)	(12,561)	14,677,345
Net realized and unrealized gain on investments, derivatives and foreign currency	3,272,959	18,403,044
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,274,185	$18,570,647

See accompanying notes to financial statements.	CRM Funds
56

CRM FUNDS STATEMENTS OF CHANGES IN NET ASSETS

	CRM Small Cap Value Fund
	Six Months Ended April 30, 2026 (Unaudited)	Period* Ended October 31, 2025	Year Ended June 30, 2025
NET ASSETS - BEGINNING OF YEAR/PERIOD	$64,412,047	$65,087,390	$75,275,015

OPERATIONS
Net investment income	284,013	109,339	583,783
Net realized gain from investments	4,631,464	1,619,677	10,726,303
Net change in unrealized appreciation (depreciation) on investments	4,741,148	708,671	(8,323,453)
Net increase in net assets resulting from operations	9,656,625	2,437,687	2,986,633

DISTRIBUTIONS TO SHAREHOLDERS
Investor Class	(2,465,728)	—	(2,783,445)
Institutional Class	(3,211,531)	—	(4,144,665)
Total distributions to shareholders	(5,677,259)	—	(6,928,110)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	94,474	16,326	519,097
Sale of shares - Institutional Shares	3,470,412	1,343,361	11,681,282
Reinvestment of distributions - Investor Class	2,327,375	—	2,640,950
Reinvestment of distributions - Institutional Class	2,805,928	—	3,741,091
Redemption of shares - Investor Class	(2,823,289)	(2,091,181)	(4,060,577)
Redemption of shares - Institutional Class	(3,418,974)	(2,381,536)	(20,767,991)
Net increase (decrease) from capital share transactions	2,455,926	(3,113,030)	(6,246,148)
Total increase (decrease) in net assets	6,435,292	(675,343)	(10,187,625)

NET ASSETS - END OF YEAR/PERIOD	$70,847,339	$64,412,047	$65,087,390

SHARE ACTIVITY
Investor Class:
Sold	7,155	1,229	35,582
Issued on reinvestment of distributions	181,260	—	180,270
Redeemed	(212,462)	(158,473)	(291,527)
Net decrease	(24,047)	(157,244)	(75,675)

Institutional Class:
Sold	201,868	80,687	673,798
Issued on reinvestment of distributions	166,722	—	199,631
Redeemed	(200,602)	(139,405)	(1,277,590)
Net increase (decrease)	167,988	(58,718)	(404,161)

*	For the period July 1, 2025 to October 31, 2025. See Note 1.

See accompanying notes to financial statements.	CRM Funds
57

CRM FUNDS STATEMENTS OF CHANGES IN NET ASSETS

	CRM Small/Mid Cap Value Fund
	Six Months Ended April 30, 2026 (Unaudited)	Period* Ended October 31, 2025	Year Ended June 30, 2025
NET ASSETS - BEGINNING OF YEAR/PERIOD	$130,760,824	$129,426,608	$169,225,405

OPERATIONS
Net investment income	503,631	90,792	714,911
Net realized gain from investments	14,536,172	9,558,706	18,628,339
Net change in unrealized appreciation (depreciation) on investments	5,238,059	166,707	(17,037,495)
Net increase in net assets resulting from operations	20,277,862	9,816,205	2,305,755

DISTRIBUTIONS TO SHAREHOLDERS
Investor Class	(637,791)	—	(2,824,850)
Institutional Class	(6,012,210)	—	(20,411,789)
Total distributions to shareholders	(6,650,001)	—	(23,236,639)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	484,546	371,997	1,984,198
Sale of shares - Institutional Shares	28,938,386	17,816,849	95,296,464
Reinvestment of distributions - Investor Class	632,467	—	2,817,963
Reinvestment of distributions - Institutional Class	3,725,546	—	10,733,537
Redemption of shares - Investor Class	(1,225,404)	(2,658,150)	(10,749,657)
Redemption of shares - Institutional Class	(20,565,928)	(24,012,685)	(118,950,418)
Net increase (decrease) from capital share transactions	11,989,613	(8,481,989)	(18,867,913)
Total increase (decrease) in net assets	25,617,474	1,334,216	(39,798,797)

NET ASSETS - END OF YEAR/PERIOD	$156,378,298	$130,760,824	$129,426,608

SHARE ACTIVITY
Investor Class:
Sold	42,851	36,032	172,195
Issued on reinvestment of distributions	58,889	—	249,377
Redeemed	(110,987)	(252,923)	(1,000,723)
Net decrease	(9,247)	(216,891)	(579,151)

Institutional Class:
Sold	2,453,776	1,608,216	8,888,580
Issued on reinvestment of distributions	328,821	—	901,978
Redeemed	(1,756,069)	(2,175,858)	(11,568,089)
Net increase (decrease)	1,026,528	(567,642)	(1,777,531)

*	For the period July 1, 2025 to October 31, 2025. See Note 1.

See accompanying notes to financial statements.	CRM Funds
58

CRM FUNDS STATEMENTS OF CHANGES IN NET ASSETS

	CRM Mid Cap Value Fund
	Six Months Ended April 30, 2026 (Unaudited)	Period* Ended October 31, 2025	Year Ended June 30, 2025
NET ASSETS - BEGINNING OF YEAR/PERIOD	$265,937,009	$304,560,728	$372,057,285

OPERATIONS
Net investment income (loss)	454,087	(11,790)	1,018,248
Net realized gain from investments	26,874,588	20,949,059	57,479,724
Net change in unrealized appreciation (depreciation) on investments and foreign currency	6,295,341	(250,036)	(46,861,544)
Net increase in net assets resulting from operations	33,624,016	20,687,233	11,636,428

DISTRIBUTIONS TO SHAREHOLDERS
Investor Class	(7,293,807)	—	(13,168,546)
Institutional Class	(8,157,325)	—	(19,426,962)
Total distributions to shareholders	(15,451,132)	—	(32,595,508)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	2,845,583	1,770,088	7,020,092
Sale of shares - Institutional Shares	44,748,710	33,141,838	103,227,504
Reinvestment of distributions - Investor Class	7,147,093	—	12,937,451
Reinvestment of distributions - Institutional Class	6,202,119	—	18,242,262
Redemption of shares - Investor Class	(28,016,349)	(11,477,138)	(33,874,305)
Redemption of shares - Institutional Class	(52,627,525)	(82,745,740)	(154,090,481)
Net decrease from capital share transactions	(19,700,369)	(59,310,952)	(46,537,477)
Total decrease in net assets	(1,527,485)	(38,623,719)	(67,496,557)

NET ASSETS - END OF YEAR/PERIOD	$264,409,524	$265,937,009	$304,560,728

SHARE ACTIVITY
Investor Class:
Sold	124,075	81,241	326,421
Issued on reinvestment of distributions	330,884	—	576,278
Redeemed	(1,235,398)	(519,240)	(1,526,528)
Net decrease	(780,439)	(437,999)	(623,829)

Institutional Class:
Sold	1,830,278	1,403,386	4,714,989
Issued on reinvestment of distributions	267,910	—	761,363
Redeemed	(2,192,697)	(3,491,874)	(6,804,763)
Net decrease	(94,509)	(2,088,488)	(1,328,411)

*	For the period July 1, 2025 to October 31, 2025. See Note 1.

See accompanying notes to financial statements.	CRM Funds
59

CRM FUNDS STATEMENTS OF CHANGES IN NET ASSETS

	CRM All Cap Value Fund
	Six Months Ended April 30, 2026 (Unaudited)	Period* Ended October 31, 2025	Year Ended June 30, 2025
NET ASSETS - BEGINNING OF YEAR/PERIOD	$23,219,739	$22,955,782	$23,338,121

OPERATIONS
Net investment income (loss)	1,226	(16,623)	47,069
Net realized gain from investments	3,285,520	936,000	3,086,830
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(12,561)	1,325,106	(2,213,367)
Net increase in net assets resulting from operations	3,274,185	2,244,483	920,532

DISTRIBUTIONS TO SHAREHOLDERS
Investor Class	(617,978)	—	(671,820)
Institutional Class	(1,357,844)	—	(1,725,521)
Total distributions to shareholders	(1,975,822)	—	(2,397,341)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	28,948	5,770	86,016
Sale of shares - Institutional Shares	1,093,828	1,900,687	505,968
Reinvestment of distributions - Investor Class	617,979	—	671,093
Reinvestment of distributions - Institutional Class	1,275,129	—	1,621,462
Redemption of shares - Investor Class	(554,106)	(214,301)	(623,958)
Redemption of shares - Institutional Class	(7,350,200)	(3,672,682)	(1,166,111)
Net increase (decrease) from capital share transactions	(4,888,422)	(1,980,526)	1,094,470
Total increase (decrease) in net assets	(3,590,059)	263,957	(382,339)

NET ASSETS - END OF YEAR/PERIOD	$19,629,680	$23,219,739	$22,955,782

SHARE ACTIVITY
Investor Class:
Sold	4,181	823	12,307
Issued on reinvestment of distributions	90,348	—	94,122
Redeemed	(77,733)	(29,806)	(83,827)
Net increase (decrease)	16,796	(28,983)	22,602

Institutional Class:
Sold	149,875	252,734	66,980
Issued on reinvestment of distributions	177,842	—	218,525
Redeemed	(1,011,990)	(489,670)	(161,288)
Net increase (decrease)	(684,273)	(236,936)	124,217

*	For the period July 1, 2025 to October 31, 2025. See Note 1.

See accompanying notes to financial statements.	CRM Funds
60

CRM FUNDS STATEMENTS OF CHANGES IN NET ASSETS

	CRM Long/Short Opportunities Fund
	Six Months Ended April 30, 2026 (Unaudited)	Period* Ended October 31, 2025	Year Ended June 30, 2025
NET ASSETS - BEGINNING OF YEAR/PERIOD	$403,662,068	$244,727,924	$195,995,806

OPERATIONS
Net investment income (loss)	167,603	(204,551)	1,139,563
Net realized gain from investments and foreign currency	3,725,699	4,176,370	383,306
Net change in unrealized appreciation (depreciation) on investments, derivatives, and foreign currency	14,677,345	3,526,072	(9,241,144)
Net increase (decrease) in net assets resulting from operations	18,570,647	7,497,891	(7,718,275)

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	—	—	(22,641,710)
Return of Capital	—	—	(752,253)
Total distributions to shareholders	—	—	(23,393,963)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Institutional Shares	273,377,948	174,926,979	351,286,172
Reinvestment of distributions - Institutional Class	—	—	23,368,461
Redemption of shares - Institutional Class	(239,788,723)	(23,490,726)	(294,810,277)
Net increase from capital share transactions	33,589,225	151,436,253	79,844,356
Total increase in net assets	52,159,872	158,934,144	48,732,118

NET ASSETS - END OF YEAR/PERIOD	$455,821,940	$403,662,068	$244,727,924

SHARE ACTIVITY
Institutional Class:
Sold	20,946,250	14,098,493	27,875,006
Issued on reinvestment of distributions	—	—	1,790,687
Redeemed	(19,200,194)	(1,925,053)	(24,372,862)
Net increase	1,746,056	12,173,440	5,292,831

*	For the period July 1, 2025 to October 31, 2025. See Note 1.

See accompanying notes to financial statements.	CRM Funds
61

CRM FUNDS FINANCIAL HIGHLIGHTS

The following tables include selected data for a share outstanding throughout each year and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

	CRM Small Cap Value Fund — Investor Shares
	For the Six Months Ended April 30, 2026	For the Period[1] Ended October 31,	For the Years Ended June 30,
	(Unaudited)[1]	2025	2025	2024	2023	2022	2021
Net Asset Value - Beginning of Year/Period	$13.35	$12.88	$13.50	$12.49	$11.40	$17.35	$11.22

Net investment income[2]	0.05	0.01	0.09	0.05	0.14	— [3]	0.04
Net realized and unrealized gain (loss) on investments	1.88	0.46	0.71	1.53	1.24	(2.26)	6.16
Total from investment operations	1.93	0.47	0.80	1.58	1.38	(2.26)	6.20
Distributions to shareholders:
From net investment income	(0.14)	—	(0.04)	(0.23)	(0.06)	(0.01)	(0.07)
From net realized gain on investments	(1.23)	—	(1.38)	(0.34)	(0.23)	(3.68)	—
Total distributions to shareholders	(1.37)	—	(1.42)	(0.57)	(0.29)	(3.69)	(0.07)
Net Asset Value - End of Year/Period	$13.91	$13.35	$12.88	$13.50	$12.49	$11.40	$17.35
Total return	15.30%	3.65%	4.65%	13.17%	12.09%	(15.73)%	55.36%

See accompanying notes to financial statements.	CRM Funds
62

CRM FUNDS FINANCIAL HIGHLIGHTS

	CRM Small Cap Value Fund — Investor Shares
	For the Six Months Ended April 30, 2026	For the Period[1] Ended October 31,	For the Years Ended June 30,
	(Unaudited)[1]	2025	2025	2024	2023	2022	2021
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	1.23%	1.31%	1.27%	1.26%	1.21%	1.16%	1.15%
Net investment income	0.72%	0.35%	0.65%	0.43%	1.11%	0.01%	0.30%
Portfolio turnover rate	51%	38%	105%	77%	54%	54%	63%
Net Assets at end of year/period (000’s omitted)	$25,476	$24,765	$25,910	$28,177	$28,660	$28,325	$38,548

(1)	All ratios for the period have been annualized. Total returns and portfolio turnover for the period have not been annualized.
(2)	Calculated using the average shares method.
(3)	Amount represents less than $0.005.

See accompanying notes to financial statements.	CRM Funds
63

CRM FUNDS FINANCIAL HIGHLIGHTS

	CRM Small Cap Value Fund - Institutional Shares
	For the Six Months Ended April 30, 2026	For the Period[1] Ended October 31,	For the Years Ended June 30,
	(Unaudited)[1]	2025	2025	2024	2023	2022	2021
Net Asset Value - Beginning of Year/Period	$17.10	$16.48	$16.94	$15.53	$14.10	$20.55	$13.28
Investment operations:
Net investment income[2]	0.08	0.04	0.14	0.10	0.19	0.03	0.09
Net realized and unrealized gain (loss) on investments	2.45	0.58	0.85	1.90	1.55	(2.75)	7.28
Total from investment operations	2.53	0.62	0.99	2.00	1.74	(2.72)	7.37
Distributions to shareholders:
From net investment income	(0.15)	—	(0.07)	(0.25)	(0.08)	(0.05)	(0.10)
From net realized gain on investments	(1.23)	—	(1.38)	(0.34)	(0.23)	(3.68)	—
Total distributions to shareholders	(1.38)	—	(1.45)	(0.59)	(0.31)	(3.73)	(0.10)
Net Asset Value - End of Year/Period	$18.25	$17.10	$16.48	$16.94	$15.53	$14.10	$20.55
Total return	15.47%	3.76%	4.79%	13.36%	12.33%	(15.53)%	55.68%

See accompanying notes to financial statements.	CRM Funds
64

CRM FUNDS FINANCIAL HIGHLIGHTS

	CRM Small Cap Value Fund - Institutional Shares
	For the Six Months Ended April 30, 2026	For the Period[1] Ended October 31,	For the Years Ended June 30,
	(Unaudited)[1]	2025	2025	2024	2023	2022	2021
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	1.02%	1.08%	1.09%	1.07%	1.01%	0.93%	0.91%
Net investment income	0.92%	0.58%	0.82%	0.61%	1.27%	0.18%	0.54%
Portfolio turnover rate	51%	38%	105%	77%	54%	54%	63%
Net Assets at end of year/period (000’s omitted)	$45,371	$39,647	$39,177	$47,098	$48,766	$90,451	$299,170

(1)	All ratios for the period have been annualized. Total returns and portfolio turnover for the period have not been annualized.
(2)	Calculated using the average shares method.

See accompanying notes to financial statements.	CRM Funds
65

CRM FUNDS FINANCIAL HIGHLIGHTS

	CRM Small/Mid Cap Value Fund - Investor Shares
	For the Six Months Ended April 30, 2026	For the Period[1] Ended October 31,		For the Years Ended June 30,
	(Unaudited)[1]	2025		2025	2024	2023	2022	2021
Net Asset Value - Beginning of Year/Period	$10.71	$9.94		$11.00	$10.20	$9.94	$15.37	$9.71
Investment operations:
Net investment income[2]	0.03	—	[3]	0.03	0.03	0.10	0.10	0.11
Net realized and unrealized gain (loss) on investments	1.57	0.77		0.55	0.84	0.79	(1.39)	6.29
Total from investment operations	1.60	0.77		0.58	0.87	0.89	(1.29)	6.40
Distributions to shareholders:
From net investment income	(0.03)	—		(0.04)	(0.07)	(0.06)	(0.17)	(0.03)
From net realized gain on investments	(0.53)	—		(1.60)	— [3]	(0.57)	(3.97)	(0.71)
Total distributions to shareholders	(0.56)	—		(1.64)	(0.07)	(0.63)	(4.14)	(0.74)
Net Asset Value - End of Year/Period	$11.75	$10.71		$9.94	$11.00	$10.20	$9.94	$15.37
Total return	15.42%	7.75%		3.41%	8.57%	9.07%	(11.92)%	67.80%

See accompanying notes to financial statements.	CRM Funds
66

CRM FUNDS FINANCIAL HIGHLIGHTS

	CRM Small/Mid Cap Value Fund - Investor Shares
	For the Six Months Ended April 30, 2026	For the Period[1] Ended October 31,	For the Years Ended June 30,
	(Unaudited)[1]	2025	2025	2024	2023	2022	2021
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	1.20%	1.22%	1.23%	1.21%	1.18%	1.18%	1.15%
Net investment income	0.56%	0.02%	0.27%	0.24%	1.02%	0.82%	0.83%
Portfolio turnover rate	61%	46%	146%	72%	42%	34%	59%
Net Assets at end of year/period (000’s omitted)	$13,552	$12,442	$13,706	$21,541	$23,018	$20,914	$26,464

(1)	All ratios for the period have been annualized. Total returns and portfolio turnover for the period have not been annualized.
(2)	Calculated using the average shares method.
(3)	Amount represents less than $0.005.

See accompanying notes to financial statements.	CRM Funds
67

CRM FUNDS FINANCIAL HIGHLIGHTS

	CRM Small/Mid Cap Value Fund - Institutional Shares
	For the Six Months Ended April 30, 2026	For the Period[1] Ended October 31,	For the Years Ended June 30,
	(Unaudited)[1]	2025	2025	2024	2023	2022	2021
Net Asset Value - Beginning of Year/Period	$11.29	$10.48	$11.52	$10.68	$10.38	$15.87	$10.00
Investment operations:
Net investment income[2]	0.04	0.01	0.05	0.04	0.13	0.13	0.13
Net realized and unrealized gain (loss) on investments	1.68	0.80	0.56	0.89	0.82	(1.46)	6.50
Total from investment operations	1.72	0.81	0.61	0.93	0.95	(1.33)	6.63
Distributions to shareholders:
From net investment income	(0.06)	—	(0.05)	(0.09)	(0.08)	(0.19)	(0.05)
From net realized gain on investments	(0.53)	—	(1.60)	— [3]	(0.57)	(3.97)	(0.71)
Total distributions to shareholders	(0.59)	—	(1.65)	(0.09)	(0.65)	(4.16)	(0.76)
Net Asset Value - End of Year/Period	$12.42	$11.29	$10.48	$11.52	$10.68	$10.38	$15.87
Total return	15.69%	7.73%	3.58%	8.75%	9.28%	(11.78)%	68.26%

See accompanying notes to financial statements.	CRM Funds
68

CRM FUNDS FINANCIAL HIGHLIGHTS

	CRM Small/Mid Cap Value Fund - Institutional Shares
	For the Six Months Ended April 30, 2026	For the Period[1] Ended October 31,	For the Years Ended June 30,
	(Unaudited)[1]	2025	2025	2024	2023	2022	2021
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	1.02%	1.02%	1.06%	1.05%	1.01%	1.00%	0.93%
Net investment income	0.74%	0.22%	0.46%	0.39%	1.21%	0.98%	0.99%
Portfolio turnover rate	61%	46%	146%	72%	42%	34%	59%
Net Assets at end of year/period (000’s omitted)	$142,826	$118,319	$115,720	$147,684	$197,242	$119,384	$286,762

(1)	All ratios for the period have been annualized. Total returns and portfolio turnover for the period have not been annualized.
(2)	Calculated using the average shares method.
(3)	Amount represents less than $0.005.

See accompanying notes to financial statements.	CRM Funds
69

CRM FUNDS FINANCIAL HIGHLIGHTS

	CRM Mid Cap Value Fund - Investor Shares
	For the Six Months Ended April 30, 2026	For the Period[1] Ended October 31,	For the Years Ended June 30,
	(Unaudited)[1]	2025	2025	2024	2023	2022	2021
Net Asset Value - Beginning of Year/Period	$22.27	$20.85	$22.43	$21.73	$21.43	$27.71	$18.34
Investment operations:
Net investment income (loss)[2]	0.03	(0.01)	0.04	0.04	0.25	0.27	0.15
Net realized and unrealized gain (loss) on investments	2.92	1.43	0.56	2.05	1.00	(1.57)	9.67
Total from investment operations	2.95	1.42	0.60	2.09	1.25	(1.30)	9.82
Distributions to shareholders:
From net investment income	(0.01)	—	(0.02)	(0.24)	(0.26)	(0.26)	(0.09)
From net realized gain on investments	(1.34)	—	(2.16)	(1.15)	(0.69)	(4.72)	(0.36)
Total distributions to shareholders	(1.35)	—	(2.18)	(1.39)	(0.95)	(4.98)	(0.45)
Net Asset Value - End of Year/Period	$23.87	$22.27	$20.85	$22.43	$21.73	$21.43	$27.71
Total return	13.92%	6.81%	1.97%	10.27%	5.78%	(6.68)%	54.09%

See accompanying notes to financial statements.	CRM Funds
70

CRM FUNDS FINANCIAL HIGHLIGHTS

	CRM Mid Cap Value Fund - Investor Shares
	For the Six Months Ended April 30, 2026	For the Period[1] Ended October 31,	For the Years Ended June 30,
	(Unaudited)[1]	2025	2025	2024	2023	2022	2021
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	1.18%	1.22%	1.20%	1.16%	1.15%	1.14%	1.15%
Net investment income (loss)	0.26%	(0.13)%	0.20%	0.19%	1.16%	1.06%	0.66%
Portfolio turnover rate	29%	27%	88%	47%	43%	23%	63%
Net Assets at end of year/period (000’s omitted)	$111,890	$121,814	$123,186	$146,457	$159,797	$164,743	$187,541

(1)	All ratios for the period have been annualized. Total returns and portfolio turnover for the period have not been annualized.
(2)	Calculated using the average shares method.

See accompanying notes to financial statements.	CRM Funds
71

CRM FUNDS FINANCIAL HIGHLIGHTS

	CRM Mid Cap Value Fund - Institutional Shares
	For the Six Months Ended April 30, 2026	For the Period[1] Ended October 31,	For the Years Ended June 30,
	(Unaudited)[1]	2025	2025	2024	2023	2022	2021
Net Asset Value - Beginning of Year/Period	$23.81	$22.28	$23.82	$23.00	$22.62	$29.00	$19.17
Investment operations:
Net investment income[2]	0.05	0.01	0.08	0.08	0.31	0.33	0.20
Net realized and unrealized gain (loss) on investments	3.13	1.52	0.60	2.16	1.06	(1.67)	10.12
Total from investment operations	3.18	1.53	0.68	2.24	1.37	(1.34)	10.32
Distributions to shareholders:
From net investment income	(0.05)	—	(0.06)	(0.27)	(0.30)	(0.32)	(0.13)
From net realized gain on investments	(1.34)	—	(2.16)	(1.15)	(0.69)	(4.72)	(0.36)
Total distributions to shareholders	(1.39)	—	(2.22)	(1.42)	(0.99)	(5.04)	(0.49)
Net Asset Value - End of Year/Period	$25.60	$23.81	$22.28	$23.82	$23.00	$22.62	$29.00
Total return	13.98%	6.87%	2.19%	10.39%	6.00%	(6.55)%	54.44%

See accompanying notes to financial statements.	CRM Funds
72

CRM FUNDS FINANCIAL HIGHLIGHTS

	CRM Mid Cap Value Fund - Institutional Shares
	For the Six Months Ended April 30, 2026	For the Period[1] Ended October 31,	For the Years Ended June 30,
	(Unaudited)[1]	2025	2025	2024	2023	2022	2021
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	1.01%	1.01%	1.04%	0.99%	0.99%	0.97%	0.94%
Net investment income	0.42%	0.07%	0.36%	0.36%	1.34%	1.23%	0.84%
Portfolio turnover rate	29%	27%	88%	47%	43%	23%	63%
Net Assets at end of year/period (000’s omitted)	$152,519	$144,123	$181,375	$225,601	$253,091	$219,322	$251,517

(1)	All ratios for the period have been annualized. Total returns and portfolio turnover for the period have not been annualized.
(2)	Calculated using the average shares method.

See accompanying notes to financial statements.	CRM Funds
73

CRM FUNDS FINANCIAL HIGHLIGHTS

	CRM All Cap Value Fund - Investor Shares
	For the Six Months Ended April 30, 2026	For the Period[1] Ended October 31,	For the Years Ended June 30,
	(Unaudited)[1]	2025	2025	2024	2023	2022	2021
Net Asset Value - Beginning of Year/Period	$7.25	$6.61	$7.05	$6.34	$6.47	$8.88	$5.91
Investment operations:
Net investment income (loss)[2]	(0.01)	(0.01)	— [3]	0.01	— [3]	0.02	0.02
Net realized and unrealized gain (loss) on investments	1.23	0.65	0.32	0.83	0.33	(0.70)	3.16
Total from investment operations	1.22	0.64	0.32	0.84	0.33	(0.68)	3.18
Distributions to shareholders:
From net investment income	—	—	—	(0.01)	(0.01)	(0.04)	(0.02)
From net realized gain on investments	(0.66)	—	(0.76)	(0.12)	(0.45)	(1.69)	(0.19)
Total distributions to shareholders	(0.66)	—	(0.76)	(0.13)	(0.46)	(1.73)	(0.21)
Net Asset Value - End of Year/Period	$7.81	$7.25	$6.61	$7.05	$6.34	$6.47	$8.88
Total return	18.11%	9.68%	3.71%	13.47%	4.94%	(10.09)%	54.42%

See accompanying notes to financial statements.	CRM Funds
74

CRM FUNDS FINANCIAL HIGHLIGHTS

	CRM All Cap Value Fund - Investor Shares
	For the Six Months Ended April 30, 2026	For the Period[1] Ended October 31,	For the Years Ended June 30,
	(Unaudited)[1]	2025	2025	2024	2023	2022	2021
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including waiver/reimbursement	1.45%	1.45%	1.45%	1.45%	1.41%	1.33%	1.37%
Expenses, excluding waiver/reimbursement	1.53%	1.61%	1.48%	1.47%	1.41%	1.33%	1.39%
Net investment income (loss), including waiver/reimbursement	(0.18)%	(0.35)%	0.02%	0.09%	0.03%	0.32%	0.31%
Portfolio turnover rate	42%	26%	74%	54%	51%	38%	87%
Net Assets at end of year/period (000’s omitted)	$7,580	$6,915	$6,489	$6,767	$7,609	$7,622	$8,916

(1)	All ratios for the period have been annualized. Total returns and portfolio turnover for the period have not been annualized.
(2)	Calculated using the average shares method.
(3)	Amount represents less than $0.005.

See accompanying notes to financial statements.	CRM Funds
75

CRM FUNDS FINANCIAL HIGHLIGHTS

	CRM All Cap Value Fund - Institutional Shares
	For the Six Months Ended April 30, 2026	For the Period[1] Ended October 31,		For the Years Ended June 30,
	(Unaudited)[1]	2025		2025	2024	2023	2022	2021
Net Asset Value - Beginning of Year/Period	$7.57	$6.89		$7.31	$6.57	$6.69	$9.12	$6.07
Investment operations:
Net investment income (loss)[2]	—	—	[3]	0.02	0.02	0.02	0.04	0.04
Net realized and unrealized gain (loss) on investments	1.29	0.68		0.33	0.87	0.34	(0.72)	3.24
Total from investment operations	1.29	0.68		0.35	0.89	0.36	(0.68)	3.28
Distributions to shareholders:
From net investment income	—	—		(0.01)	(0.03)	(0.03)	(0.06)	(0.04)
From net realized gain on investments	(0.66)	—		(0.76)	(0.12)	(0.45)	(1.69)	(0.19)
Total distributions to shareholders	(0.66)	—		(0.77)	(0.15)	(0.48)	(1.75)	(0.23)
Net Asset Value - End of Year/Period	$8.20	$7.57		$6.89	$7.31	$6.57	$6.69	$9.12
Total return	18.28%	9.87%		3.93%	13.77%	5.18%	(9.81)%	54.66%

See accompanying notes to financial statements.	CRM Funds
76

CRM FUNDS FINANCIAL HIGHLIGHTS

	CRM All Cap Value Fund - Institutional Shares
	For the Six Months Ended April 30, 2026	For the Period[1] Ended October 31,	For the Years Ended June 30,
	(Unaudited)[1]	2025	2025	2024	2023	2022	2021
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including waiver/reimbursement	1.20%	1.20%	1.20%	1.20%	1.18%	1.09%	1.11%
Expenses, excluding waiver/reimbursement	1.27%	1.35%	1.25%	1.24%	1.18%	1.09%	1.13%
Net investment income (loss), including waiver/reimbursement	0.13%	(0.09)%	0.27%	0.35%	0.27%	0.56%	0.52%
Portfolio turnover rate	42%	26%	74%	54%	51%	38%	87%
Net Assets at end of year/period (000’s omitted)	$12,049	$16,305	$16,467	$16,571	$16,059	$15,509	$18,393

(1)	All ratios for the period have been annualized. Total returns and portfolio turnover for the period have not been annualized.
(2)	Calculated using the average shares method.
(3)	Amount represents less than $0.005.

See accompanying notes to financial statements.	CRM Funds
77

CRM FUNDS FINANCIAL HIGHLIGHTS

	CRM Long/Short Opportunities Fund - Institutional Shares
	For the Six Months Ended April 30, 2026	For the Period[1] Ended October 31,	For the Years Ended June 30,
	(Unaudited)[1]	2025	2025	2024	2023	2022	2021
Net Asset Value - Beginning of Year/Period	$12.41	$12.03	$13.02	$12.11	$11.15	$11.62	$10.23
Investment operations:
Net investment income (loss)[2]	0.01	(0.01)	0.06	0.09	— [3]	(0.23)	(0.25)
Net realized and unrealized gain (loss) on investments, derivatives and foreign currency	0.88	0.39	— [3]	1.09	1.14	(0.15)	2.22
Total from investment operations	0.89	0.38	0.06	1.18	1.14	(0.38)	1.97
Distributions to shareholders:
From net investment income	—	—	(0.11)	(0.27)	—	—	—
From net realized gain on investments	—	—	(0.91)	—	(0.18)	(0.09)	(0.58)
Return of capital	—	—	(0.03)	—	—	—	—
Total distributions to shareholders	—	—	(1.05)	(0.27)	(0.18)	(0.09)	(0.58)
Net Asset Value - End of Year/Period	$13.30	$12.41	$12.03	$13.02	$12.11	$11.15	$11.62
Total return	7.17%	3.16%	(0.20)%	10.07%	10.29%	(3.33)%	19.49%

See accompanying notes to financial statements.	CRM Funds
78

CRM FUNDS FINANCIAL HIGHLIGHTS

	CRM Long/Short Opportunities Fund - Institutional Shares
	For the Six Months Ended April 30, 2026	For the Period[1] Ended October 31,	For the Years Ended June 30,
	(Unaudited)[1]	2025	2025	2024	2023	2022	2021
Ratios to average net assets:
Expenses, including waiver/reimbursement	1.91%	1.76%	1.85%	2.25%	2.48%	2.68%	2.79%
Expenses, including waiver/reimbursement and excluding interest and dividend expense relating to short sales	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%
Expenses, excluding waiver/reimbursement	1.98%	1.85%	2.00%	2.41%	2.60%	2.80%	2.90%
Expenses, excluding waiver/reimbursement and interest and dividend expense relating to short sales	1.68%	1.70%	1.75%	1.76%	1.72%	1.72%	1.71%
Net investment income (loss), including waiver/reimbursement	0.09%	(0.20)%	0.43%	0.73%	(0.03)%	(2.00)%	(2.18)%
Portfolio turnover rate	134%	65%	187%	113%	90%	157%	201%
Net Assets at end of year/period (000’s omitted)	$455,822	$403,662	$244,728	$195,996	$255,341	$185,463	$127,930

(1)	All ratios for the period have been annualized. Total returns and portfolio turnover for the period have not been annualized.
(2)	Calculated using the average shares method.
(3)	Amount represents less than $(0.005).

See accompanying notes to financial statements.	CRM Funds
79

CRM FUNDS NOTES TO FINANCIAL STATEMENTS — April 30, 2026 (Unaudited)

1.

Description of the Funds. CRM Small Cap Value Fund (“Small Cap Value Fund”), CRM Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”), CRM Mid Cap Value Fund (“Mid Cap Value Fund”), CRM All Cap Value Fund (“All Cap Value Fund”) and CRM Long/Short Opportunities Fund (“Long/Short Opportunities Fund”) (each, a “Fund” and collectively, the “Funds”) are series of the CRM Mutual Fund Trust (the “Trust”). The Trust consists of five funds. A shareholder of one series is not deemed to be a shareholder of any other series. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and was organized as a Delaware statutory trust on March 30, 2005.

Small Cap Value Fund, Small/Mid Cap Value Fund, Mid Cap Value Fund, and All Cap Value Fund: Each Fund offers Investor and Institutional Shares. Each class has different minimum investment requirements, fees and expenses. All classes of shares have identical voting, dividend and liquidation rights. Investor Shares are available to all investors and are subject to a shareholder servicing fee. Institutional Shares are offered only to those investors who invest in a Fund through an intermediary (i.e. broker) or through a consultant and who invest $1,000,000 or more or where related accounts total $1,000,000 or more when combined.

Long/Short Opportunities Fund: The Fund offers Institutional Shares. Shares are generally available for purchase and sale by registered investment advisers acting in a fiduciary capacity on behalf of their clients and by or through other qualified intermediaries and programs sponsored by such qualified financial intermediaries. Initial investments in the Fund are subject to a $10,000 minimum per registered investment adviser or qualified financial intermediary.

Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the portfolio manager and President of the Funds, who are responsible for the oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Effective October 31, 2025, the Funds have changed their fiscal year end from June 30 to October 31 for operational efficiencies.

2.	Significant Accounting Policies. The Funds’ financial statements have been prepared in conformity with U.S. generally accepted accounting principles

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CRM FUNDS NOTES TO FINANCIAL STATEMENTS — April 30, 2026 (Unaudited) (Continued)

(“U.S. GAAP”). The Funds are investment companies and follow the accounting and reporting requirements for investment companies under Financial Accounting Standards Board (“FASB”), Accounting Standards Codification Topic 946. The following is a summary of the significant accounting policies of the Funds:

Security Valuation. The Funds value their investment securities based on current market values when such values are available. These prices normally are supplied by a pricing service.

In valuing a Fund’s investment securities, a security listed on the New York Stock Exchange (the “Exchange”) (and not subject to restrictions against sale by the Fund on the Exchange) will be valued at its last sale price on the Exchange on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the closing asked price and the closing bid price. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Securities that are quoted on the NASDAQ Stock Market, for which there have been sales of such securities on such day, shall be valued at the last sale price reported on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the closing asked price and the closing bid price.

The value of such securities quoted on the stock market system, but not listed on the national market system, shall be valued at the mean between the closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ Stock Market and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market.

Short-term investments with remaining maturities of less than 61 days are valued at amortized cost, provided such amount approximates fair value. A Fund’s currency valuations, if any, are also valued at the close of regular trading on the Exchange. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations provided by a third-party pricing service. Option

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CRM FUNDS NOTES TO FINANCIAL STATEMENTS — April 30, 2026 (Unaudited) (Continued)

contracts are generally valued at the mean between the last bid and ask prices on the principal exchange where they are traded.

Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the “Board” or “Trustees”) has designated Cramer Rosenthal McGlynn, LLC, the adviser (“CRM”), to serve as the Trust’s Valuation Designee, to perform any fair value determinations for securities and other assets held by the Funds for which market quotations are not readily available in accordance with the Trust’s Securities Pricing Procedures. In addition, the Funds may use fair value methodologies if it is determined that a significant event has occurred between the time at which a market price is determined and the time at which the Fund’s net asset value (“NAV”) is calculated and that may materially affect the value of the security. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are valued, but before a Fund prices its shares. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. In addition, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to profit at the expense of long-term investors. Valuing securities using fair value methodologies involves greater reliance on judgment than valuing securities based on readily available market quotations. A Fund, when using fair value methodologies to price securities, may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that a Fund could obtain the fair value assigned to a security if it were to sell the security.

The Funds disclose the value of their investments in a hierarchy based on the inputs used to value the investments. The disclosure hierarchy consists of three broad levels:

●	Level 1 — quoted prices in active markets for identical securities

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equity securities. The Funds do not adjust the quoted price for such

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CRM FUNDS NOTES TO FINANCIAL STATEMENTS — April 30, 2026 (Unaudited) (Continued)

investments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds and less liquid listed equity securities.

In addition, foreign securities may require revised valuations if the values of the securities are materially affected by events occurring after the close of the market on which they are valued, but before a Fund prices its shares. As investments whose values are classified as Level 2 prices may include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the Funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for comparable companies or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting value and therefore the Funds’ results of operations.

CRM Funds
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CRM FUNDS NOTES TO FINANCIAL STATEMENTS — April 30, 2026 (Unaudited) (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any inputs both individually and in the aggregate that is significant to the fair value measurement. The Funds’ policy is to recognize transfers among levels as of the beginning of the reporting period. A summary of the inputs used to value the Funds’ investments as of April 30, 2026 is included with each Fund’s Schedule of Investments.

Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of those investments. Such fluctuations are included with the net realized and unrealized gain or loss from investments that are disclosed within each Fund’s statement of operations, as applicable.

Federal Income Taxes. Each Fund is treated as a separate entity for federal income tax purposes and intends to continue to qualify as a “regulated investment company” (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision has been made.

The Funds adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Funds’ adoption of ASU 2023-09 did not have a material impact on the Funds’ financial statements.

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or

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CRM FUNDS NOTES TO FINANCIAL STATEMENTS — April 30, 2026 (Unaudited) (Continued)

expected to be taken in a tax return. Management has analyzed each of the Fund’s tax positions and has concluded that no provision for U.S. income tax is required in each of the Fund’s financial statements. Each of the Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. On an ongoing basis, management monitors the Funds’ tax positions to determine if any adjustments to its conclusions are necessary.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the six months ended April 30, 2026, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income. Investment security transactions are accounted for on a trade date basis for financial reporting purposes. Each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and the accretion of discount. Dividend income and expense are recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date, net of all tax withholdings not eligible for rebates. Withholding taxes on foreign dividends are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of the distributions by the issuer or management estimate. The Funds record expenses as incurred. Common expenses of the Trust are allocated on a pro-rata basis amongst the series of the Trust based on relative net assets.

The Funds’ investments in certain countries are subjected to additional capital gain taxes. Such taxes are due upon sale of individual securities. The Funds accrue for taxes on the capital gains throughout the holding period based on the unrealized gain of the underlying securities, as applicable. The Funds held no such securities during the six months ended April 30, 2026.

Class Accounting. In calculating the NAV per share for each class, investment income, realized and unrealized gains and losses and expenses other than class

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specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Repurchase Agreements. Each Fund (except Long/Short Opportunities Fund) may, through its custodian, receive delivery of the underlying securities used to collateralize repurchase agreements, the market value of which is required to be in an amount at least equal to 101% of the resale price. The Funds’ investment adviser is responsible for determining that the market value of these underlying securities is maintained at all times at a level at least equal to 101% of the resale price. In event of default of the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Provisions of each agreement require that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund.

Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, will be declared and paid annually.

Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.

Transactions with Affiliates and Other Servicing Agreements. CRM serves as investment adviser to the Funds. CRM receives an advisory fee from Small Cap Value Fund, Small/Mid Cap Value Fund, and Mid Cap Value Fund of 0.75% of each Fund’s first $1 billion of average daily net assets; 0.70% of each Fund’s next $1 billion of average daily net assets; and 0.65% of each Fund’s average daily net assets in excess of $2 billion. For its advisory services to All

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Cap Value Fund, CRM receives 0.70% of the Fund’s first $1 billion of average daily net assets; 0.65% of the Fund’s next $1 billion of average daily net assets; and 0.60% of the Fund’s average daily net assets in excess of $2 billion. Advisory fees are paid monthly in arrears.

CRM has contractually agreed to waive a portion of its fees and assume certain expenses of the Funds to the extent that total annual fund operating expenses (excluding taxes, extraordinary expenses, brokerage commissions, acquired fund fees and expenses and interest) exceeds the percentage of average daily net assets as follows:

	Investor Shares	Institutional Shares
Small Cap Value Fund	1.50%	1.25%
Small/Mid Cap Value Fund	1.50%	1.25%
Mid Cap Value Fund	1.50%	1.25%
All Cap Value Fund	1.45%	1.20%

For its advisory services to Long/Short Opportunities Fund, CRM receives 1.50% of the Fund’s first $1 billion of average daily net assets; 1.45% of the Fund’s next $1 billion of average daily net assets; and 1.40% of the Fund’s average daily net assets in excess of $2 billion. Advisory fees are paid monthly in arrears. CRM has contractually agreed to waive a portion of its fees and assume certain expenses of Long/Short Opportunities Fund to the extent that total annual fund operating expenses (excluding taxes, extraordinary expenses, brokerage commissions, interest, dividend and interest expenses related to short sales, and acquired fund fees and expenses) exceeds the percentage of average daily net assets as follows:

Institutional Shares
Long/Short Opportunities Fund	1.60%

The expense limitations are in effect until November 1, 2026. Fees waived by the Advisor are not subject to recoupment in future periods. Prior to that date, the arrangement may be terminated for a class of a Fund only by the vote of the Board of Trustees of the Funds.

Compliance Services. Northern Lights Compliance Services, LLC provides compliance services to the Trust, including the services of a Chief Compliance

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Officer. The fees payable to Northern Lights are included in the Statements of Operations under other expenses.

Compensation of Trustees and Officers. Trustees and officers of the Funds who are interested persons of CRM, as defined in the 1940 Act, receive no compensation from the Funds.

Trustees of the Funds who are not interested persons of CRM, as defined in the 1940 Act (each an “Independent Trustee”), receive compensation and reimbursement of expenses. Each Independent Trustee receives aggregate annual compensation from the Trust at an annual rate of $19,000 which is allocated on a pro-rata basis amongst the series of the Trust based on relative net assets. In addition, the Chairman of the Audit Committee receives $3,500 annually. Under a Deferred Compensation Plan (the “Plan”) adopted August 12, 2005, an Independent Trustee may elect to defer receipt of all, or a portion, of his annual compensation. If an Independent Trustee opts for deferral, then the deferred amounts are credited to an Independent Trustee’s deferral account and invested and reinvested in Institutional Shares of one or more of the Funds in the series of the Trust until such amounts are distributed in accordance with the Plan. No Independent Trustee deferred their compensation earned for the period ended April 30, 2026. Trustees’ fees reflected in the accompanying financial statements include total compensation earned, which were paid in cash. Each trustee serves during the continued lifetime of the Funds, or the earlier of when his or her successor is elected or qualified, the Trustee dies, resigns, is removed or becomes disqualified.

Shareholder Servicing Fees. The Board has adopted a Shareholder Servicing Plan which allows each Fund to obtain, for its Investor Shares, the services of CRM and other qualified financial institutions to act as shareholder servicing agents for its shareholders. Under the Shareholder Servicing Plan, each Fund may pay shareholder servicing agents, including CRM, monthly fees at an annual rate not to exceed 0.25% of the Fund’s average daily net assets attributable to its Investor Shares.

Sub-Transfer Agent Fees. Institutional Shares of each Fund are sold through certain intermediaries that provide accounting, recordkeeping, and/or other services to shareholders. The Board of Trustees has approved payment of the fees charged by these intermediaries for providing these sub-transfer

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agency services from the assets of the Institutional Shares of each Fund based on reasonable charges for similar services in the industry, subject to certain limitations. CRM, as the Funds’ agent, remits these payments to the intermediaries. In some cases, where the sub-transfer agency fees of an intermediary are greater than the amounts paid to CRM by the Funds for that intermediary, CRM will pay the balance of those fees itself.

4.

Investment Securities Transactions. The cost of investments purchased and the proceeds from investments sold (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2026, were as follows:

	Purchases	Sales	Short Sales	Purchases to Cover Shorts
Small Cap Value Fund	$33,617,993	$35,276,416	$—	$—
Small/Mid Cap Value Fund	90,191,571	83,175,687	—	—
Mid Cap Value Fund	73,959,137	91,833,904	—	—
All Cap Value Fund	8,091,232	13,421,377	—	—
Long/Short Opportunities Fund	405,887,435	352,614,852	203,550,993	178,831,411

For the six months ended April 30, 2026, the aggregate cost of purchases and proceeds from sales of portfolio securities for in-kind transactions was as follows:

	Purchases	Sales
Small Cap Value Fund	$—	$2,081,948
Small/Mid Cap Value Fund	—	7,003,626
Mid Cap Value Fund	—	24,304,638
All Cap Value Fund	—	1,687,126
Long/Short Opportunities Fund	—	26,808,519

5.

Securities Lending Agreement. Each Fund (except Long/Short Opportunities Fund) may lend their securities pursuant to a securities lending agreement (“Lending Agreement”) with The Bank of New York Mellon. Security loans made pursuant to the Lending Agreement are required at all times to be secured by cash collateral at least equal to 102% of the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Board of Trustees, is invested in short-term fixed income securities rated in the highest

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rating category by nationally recognized statistical rating organizations (or of comparable quality if unrated) with a maturity date of 397 days or less, including corporate obligations and money market mutual funds. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses.

The Bank of New York Mellon and the lender retain a portion of the earnings from the collateral investments, with the remainder being retained by the Fund. The Funds record securities lending income net of such allocations.

In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, The Bank of New York Mellon has agreed to pay the amount of the shortfall to the Funds, or at its discretion, replace the loaned securities. In the event of default or bankruptcy by The Bank of New York Mellon, realization and/or retention of the collateral may be subject to legal proceedings.

At April 30, 2026, the following Funds had securities on loan:

	Market Value	Cash Collateral*
Small Cap Value Fund	$2,858,145	$2,873,917
Small/Mid Cap Value Fund	$3,897,778	$3,825,902
Mid Cap Value Fund	$6,455,757	$6,385,806
All Cap Value Fund	$911,141	$915,090

*

Please note any reported shortfall in required collateral coverage of 102% is based on closing market value of securities on loan as of the date of the report. Any required collateral adjustment needed in order to bring coverage to 102% is done on the next business day.

6.

Short Sale Transactions. In short sale transactions, the Fund sells a security it does not hold in anticipation of a decline in the market price of that security. When the Fund makes a short sale, it will borrow the security sold short (borrowed bond) and deliver the security to the counterparty to which it sold the security short. An amount equal to the proceeds received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund is required to repay the counterparty any dividends declared on the security sold short, which is shown as dividend expense in the Statements of

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Operations. The Fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain is limited to the price at which the Fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that the Fund will be able to close out a short position at a particular time or at an acceptable price.

The Fund is required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash that has been pledged to secure the Fund’s obligation to cover the short positions is reported separately on the Statements of Assets and Liabilities. The Fund may receive from or pay to the broker the net of the following amounts: (i) income on cash collateral held at the broker and (ii) a financing charge to the extent the cash collateral is less than the margin requirement. The net amounts of income or fees are included as interest income or expense, as applicable, on securities sold short in the Statements of Operations.

During the six months ended April 30, 2026, Long/Short Opportunities Fund participated in short sale transactions.

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7.	Federal Tax Information.

Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains are treated as “ordinary income” for tax purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

The total cost of investments and net unrealized appreciation or depreciation for federal income tax purposes were different from amounts reported for financial reporting purposes. The federal tax cost, and related gross unrealized appreciation and depreciation of securities held by the Funds as of April 30, 2026 were as follows:

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation on Investments
Small Cap Value Fund	$62,170,920	$12,949,597	$(1,411,717)	$11,537,880
Small Mid/Cap Value Fund	136,279,789	23,558,737	(3,680,952)	19,877,785
Mid Cap Value Fund	222,184,040	58,181,816	(10,224,101)	47,957,715
All Cap Value Fund	17,086,187	4,514,585	(1,140,038)	3,374,547
Long/Short Opportunities Fund	334,448,349	39,279,978	(8,974,126)	30,305,852

8.

Reflow Transactions The Funds participate in the ReFlow Fund, LLC (“ReFlow”) liquidity program. ReFlow operates an auction program through which it makes a source of capital available to participating funds (like the Fund) to allow participating funds to satisfy some or all of their daily net redemptions. This program is designed to provide an alternative liquidity source to funds on days where redemptions of fund shares exceed purchases. Pursuant to the program, ReFlow stands ready to purchase Fund shares up to the value of net redemptions on a given day, which provides a source of cash to the Fund to satisfy net shareholder redemptions by other shareholders.

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Following purchases of the Fund’s shares, ReFlow periodically redeems its entire share position in the Fund and requests that such redemption be met in-kind in accordance with the Fund’s redemption in-kind policies. ReFlow generally redeems its shares when the Fund experiences net sales, when a maximum holding period is reached (currently 8 days), when ReFlow reaches a maximum position in the Fund, or at other times at ReFlow’s or the Adviser’s discretion. While ReFlow holds the Fund’s shares, it will have the same rights and privileges with respect to those shares as any other shareholder.

For use of the ReFlow service, the Fund pays a fee to ReFlow each time it purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 0.14% of the value of the Fund shares purchased by ReFlow, although a Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of Fund shareholders. ReFlow fees that were incurred by the Funds during the period ended April 30, 2026 are recorded within the Statement of Operations.

ReFlow’s purchases of the Fund’s shares through the liquidity program are made on an investment-blind basis without regard to the Fund’s objective, policies or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of the Fund. ReFlow will not be subject to the Funds’ investment minimums. The Board has approved the Fund’s use of the ReFlow program. The Advisor believes that the program may assist in stabilizing the Fund’s net assets, to the benefit of the Fund and its shareholders, although there is no guarantee that the program will do so.

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During the period ended April 30, 2026, the Funds had the following in-kind redemption transactions related to ReFlow:

	CRM Small Cap Value Fund	CRM Small Mid Cap Value Fund	CRM Mid Cap Value Fund	CRM All Cap Value Fund	CRM Long/ Short Opportunities Fund
Shares	129,748	758,083	1,220,892	236,619	2,316,463

Value of Securities	$2,081,948	$7,003,626	$24,304,638	$1,687,126	$26,808,519
Cash	103,984	653,569	1,325,673	87,337	1,481,130
Total Amount	$2,185,932	$7,657,195	$25,630,311	$1,774,463	$28,289,649
Realized Gains	$1,039,020	$3,042,443	$15,036,159	$991,006	$6,681,751

The Funds recognize a gain on in-kind redemptions to the extent that the value of the distributed securities on the date of redemption exceeds the cost of those securities and recognizes a loss to the extent that the cost of those securities exceeds the value of the distributed securities on the date of redemption. Such net gains are not taxable to the Fund and are not required to be distributed to shareholders. The Funds have reclassified these amounts against paid-in capital on the Statements of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, has no effect on the net assets or NAV per share of each Fund.

9.

Derivative Financial Instruments. Each Fund may, but is not required to, invest in derivative contracts, such as swaps and options on securities and securities indices, for a variety of purposes, including: in an attempt to hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities, including short sales; to attempt to increase the Fund’s return as a non-hedging strategy that may be considered speculative; to manage portfolio characteristics; and as a cash flow management technique. Using swaps, options and other derivatives can increase Fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the Fund. Using derivatives may increase the volatility of the Fund’s net asset value and may not provide the result intended. Derivatives may have a leveraging effect on the Fund. Some derivatives have the potential for unlimited loss, regardless of the size of the

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Fund’s initial investment. Changes in a derivative’s value may not correlate well with the referenced asset or metric. The Fund also may have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Fund.

Options. A Fund purchases and writes call and put options to increase or decrease its exposure to underlying instruments (including credit risk, equity risk, foreign currency exchange rate risk and/or interest rate risk) and/or, in the case of options written, to generate gains from options premiums.

A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid). When the Fund writes an option, such option is covered by cash in an amount sufficient to cover the obligation. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.

Forward Foreign Currency Exchange Contracts. A Fund enters into forward foreign currency exchange contracts to gain or reduce exposure, to foreign

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currencies (foreign currency exchange rate risk). A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and, in some cases, may be used to obtain exposure to a particular market.

The contract is marked to market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

As of April 30, 2026, the Funds did not hold any forward foreign currency exchange contracts.

Swaps. A Fund enters into swap contracts to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). For OTC swaps, any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the OTC swap. Payments received or made by the Fund for OTC swaps are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

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In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Statements of Operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Collateral Requirements. For derivatives traded under an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA MA”), the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA MA, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from its counterparties are not fully collateralized, they bear the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered

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collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, they bear the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

The following is a summary of the location of derivatives on Long/Short Opportunities Fund’s Statement of Assets and Liabilities as of April 30, 2026:

Location on the Consolidated Statement of Assets and Liabilities
Derivatives Investment Type	Asset/Liability Derivatives
Equity Contracts	Investments in securities, at value Net unrealized appreciation/(depreciation) from swap contracts

The following table sets forth the fair value of the Long/Short Opportunities Fund’s derivative contracts by primary risk exposure as of April 30, 2026:

Asset Derivatives Investment Fair Value
	Equity	Total as of April 30, 2026
Swap Contracts	$97,920	$97,920
Options Purchased^	187,499	187,499
	$285,419	$285,419

Liability Derivatives Investment Fair Value
	Equity	Total as of April 30, 2026
Swap Contracts	$2,060,290	$2,060,290
	$2,060,290	$2,060,290

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The following is a summary of the location of derivatives on Long/Short Opportunities Fund’s Statement of Operations for the six months ended April 30, 2026:

Derivative Investment Type	Location of Net Realized and Unrealized Gain/(Loss) on Derivatives
Equity	Net realized gain/(loss) and change in net unrealized appreciation/(depreciation) of: Investments and Swap Contracts

The following is a summary of the Long/Short Opportunities Fund’s realized and unrealized gain/(loss) on derivative investments recognized in the Consolidated Statement of Operations categorized by primary risk exposure for the six months ended April 30, 2026:

Realized Gain/(Loss)
	Equity	Total as of April 30, 2026
Swap Contracts	$(3,602,726)	$(3,602,726)
Options Purchased	(79,153)	(79,153)
Options Written	168,961	168,961
	$(3,512,918)	$(3,512,918)

Change in Unrealized Appreciation/(Depreciation)
	Equity	Total as of April 30, 2026
Swap Contracts	$(755,432)	$(755,432)
Options Purchased	(105,708)	(105,708)
	$(861,140)	$(861,140)

The average monthly balance of derivatives held is indicative of the trading volume of the Long/Short Opportunities Fund. For the six months ended April 30, 2026, the average notional value of options contracts and swap contracts was $5,551,695 and $31,279,935, respectively.

In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an ISDA MA or similar agreement with its counterparties. An ISDA MA is a bilateral agreement

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between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA MA, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA MA typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. For example, notwithstanding what contractual rights may be included in an ISDA MA, such laws may prohibit the Fund from setting off amounts owed to a defaulting counterparty under an ISDA MA against amounts owed to the Fund by affiliates of the defaulting counterparty. The insolvency regimes of many jurisdictions do, however, generally permit set-off of simultaneous payables and receivables under certain types of financial contracts between the same legal entity upon a default of the entity, regardless of the existence of a contractual set-off right in those contracts. In addition, certain ISDA MA allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA MA, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Offsetting of Financial and Derivative Assets and Liabilities. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

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The following table presents derivative assets and liabilities net of amounts available for offset under an ISDA MA or similar agreement and, as applicable, the related collateral and potential loss exposure to Long/Short Opportunities Fund as of April 30, 2026:

	Assets	Liabilities
Derivative Financial Instruments:
Swap Agreements	$97,920	$2,060,290
Total derivative assets and liabilities in the Statements of Assets and Liabilities	97,920	2,060,290
Derivatives not subject to an ISDA MA or similar agreement	—	—
Total assets and liabilities subject to an ISDA MA	$97,920	$2,060,290

At April 30, 2026, derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA MA and net of the related collateral received by the Long/Short Opportunities Fund are as follows:

Counterparty	Derivative Assets Subject to an ISDA MA	Derivative Liabilities Subject to an ISDA MA	Value of Derivatives Subject to an ISDA MA	Collateral (Received)/ Pledged	Net Exposure[1]
Morgan Stanley	$97,920	$(2,060,290)	$(1,962,370)	$(1,962,370)	$—

[1]	Net exposure represents the receivable (payable) that would be due to (from) the counterparty in an event of default.

10.

Risks. In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by a Fund may decline in response to certain events, including those directly involving the issuers of securities owned by the Fund. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions, natural or environmental disasters, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, inflationary

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CRM FUNDS NOTES TO FINANCIAL STATEMENTS — April 30, 2026 (Unaudited) (Continued)

pressures and other factors that may or may not be related to the issuer of the security or other asset.

In addition to the risks discussed above, Long/Short Opportunities Fund may also be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Fund manages counterparty credit risk by entering into transactions only with counterparties that CRM believes have the financial resources to honor its obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately its value recorded in the Statements of Assets and Liabilities, less any collateral held by the Fund.

A derivative contract may suffer mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by the Fund.

For OTC options purchased, a Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. A Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option. With exchange-traded options purchased and centrally cleared swaps, there is less counterparty credit risk to a Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a

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CRM FUNDS NOTES TO FINANCIAL STATEMENTS — April 30, 2026 (Unaudited) (Concluded)

contractual right of offset against a clearing broker or clearinghouse in event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

11.

Contractual Obligations. The Funds enter into contracts in the normal course of business that contain a variety of indemnification obligations. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of liability for indemnity claims to be remote.

12.

Subsequent Events. Management has evaluated the impact of all subsequent events on the Funds and has determined that no subsequent event currently requires recognition or disclosure in the financial statements.

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103

CRM FUNDS ADDITIONAL INFORMATION (Unaudited) April 30, 2026

Changes in and Disagreements with Accountants

Not applicable

Proxy Disclosures

Not applicable

Remuneration Paid to Directors, Officers and Others

The aggregate compensation paid, on behalf of the Fund, to the Trustees for the period of this report was $42,684. For the period of this report, no special compensation was paid to the Trustees, no compensation was paid to any officer of the Fund, and no compensation was paid to any person of whom any officer or director of the Fund is an affiliated person.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable

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CRM FUNDS OTHER INFORMATION (Unaudited)

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Trust used to determine how to vote proxies relating to securities held in the Trust’s portfolios is available, without charge and upon request, by calling 800-CRM-2883 and on the SEC’s website at http://www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 is available without charge and upon request by calling 800-CRM-2883, on the Funds’ website at www.crmfunds.com, and on the SEC’s website listed above.

Statement of Additional Information

The Statement of Additional Information (“SAI”) for the Funds includes additional information about the Trustees and is available upon request, without charge, by calling 800-CRM-2883 or by visiting the Funds’ website at https://www.crmfunds.com.

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105

TRUSTEES
Martin A. Burns
Ira P. Cohen
Andrea N. Mullins
Susan J. Templeton

INVESTMENT ADVISER
Cramer Rosenthal McGlynn, LLC
300 First Stamford Place, Suite 440
Stamford, CT 06902

DISTRIBUTOR
ALPS Distributors, Inc.
1290 Broadway, Suite 1000
Denver, CO 80203

ADMINISTRATOR & TRANSFER AGENT
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

CUSTODIAN
The Bank of New York Mellon
2 Hanson Place, 7th Floor
Brooklyn, NY 11217

LEGAL COUNSEL
DLA Piper LLP (US)
One Atlantic Center
1201 West Peachtree Street
Suite 2900
Atlanta, GA 30309

Investor Information:
800-CRM-2883
www.crmfunds.com

This report is authorized for distribution only to shareholders and to others who have received current prospectuses of the CRM Funds.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CRM Mutual Fund Trust

By (Signature and Title)*	/s/ Matthew J. Miller
Matthew J. Miller, President and Principal Executive Officer

Date:	7/2/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Matthew J. Miller
Matthew J. Miller, President and Principal Executive Officer

Date:	7/2/2026

By (Signature and Title)*	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Principal Financial Officer

Date:	7/2/2026

*	Print the name and title of each signing officer under his or her signature.